UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04997

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds V

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2019

Item 1. Reports to Stockholders

Semiannual report

Multi-asset mutual fund

Delaware Wealth Builder Fund

May 31, 2019

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Wealth Builder Fund at delawarefunds.com/literature.

Manage your account online

• Check your account balance and transactions

• View statements and tax forms

• Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of May 31, 2019, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2019 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from December 1, 2018 to May 31, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2018 to May 31, 2019.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from December 1, 2018 to May 31, 2019 (Unaudited)

Delaware Wealth Builder Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/18	Ending Account Value 5/31/19	Annualized Expense Ratio	Expenses Paid During Period 12/1/18 to 5/31/19*

Actual Fund return†
Class A	$1,000.00	$1,002.70	1.10%	$5.49
Class C	1,000.00	998.90	1.85%	9.22
Class R	1,000.00	1,000.70	1.35%	6.73
Institutional Class	1,000.00	1,004.00	0.85%	4.25

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.45	1.10%	$5.54
Class C	1,000.00	1,015.71	1.85%	9.30
Class R	1,000.00	1,018.20	1.35%	6.79
Institutional Class	1,000.00	1,020.69	0.85%	4.28

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies in which it invests (Underlying Funds), including exchange-traded funds. The table above does not reflect the expenses of the Underlying Funds.

Security type / sector allocation and top 10 equity holdings

Delaware Wealth Builder Fund	As of May 31, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock	50.43%
Communication Services	3.05%
Consumer Discretionary	4.15%
Consumer Staples	4.30%
Diversified REITs	1.08%
Energy	4.74%
Financials	4.90%
Healthcare	9.08%
Healthcare REITs	1.44%
Hotel REITs	0.13%
Industrial REITs	0.31%
Industrials	3.72%
Information Technology	4.37%
Mall REITs	0.32%
Manufactured Housing REITs	0.38%
Materials	1.14%
Mortgage REIT	0.20%
Multifamily REITs	3.01%
Office REITs	0.22%
Real Estate Operating/Development	0.51%
Self-Storage REITs	0.02%
Shopping Center REITs	0.17%
Single Tenant REITs	0.56%
Specialty REITs	0.86%
Utilities	1.77%
Closed-End Funds	0.65%
Convertible Preferred Stock	1.65%
Exchange-Traded Funds	1.70%
Limited Partnerships	1.50%
Convertible Bonds	9.67%
Brokerage	0.29%
Capital Goods	0.77%
Communications	1.13%
Consumer Cyclical	0.15%
Consumer Non-Cyclical	2.88%
Energy	1.60%
Real Estate Investment Trusts	0.32%
Technology	2.27%

Security type / sector allocation and top 10 equity holdings

Delaware Wealth Builder Fund

Security type / sector	Percentage of net assets
Utilities	0.26%
Corporate Bonds	17.62%
Banking	1.96%
Basic Industry	2.35%
Capital Goods	0.82%
Communications	0.76%
Consumer Cyclical	1.38%
Consumer Non-Cyclical	1.12%
Energy	2.53%
Financials	0.39%
Healthcare	1.14%
Insurance	0.41%
Media	1.56%
Real Estate Investment Trusts	0.73%
Services	0.66%
Technology & Electronics	0.71%
Transportation	0.18%
Utilities	0.92%
Leveraged Non-Recourse Security	0.00%
Municipal Bonds	6.74%
Non-Agency Commercial Mortgage-Backed Security	0.10%
Sovereign Bonds	1.08%
US Treasury Obligations	0.26%
Preferred Stock	0.98%
Short-Term Investments	6.26%
Total Value of Securities	98.64%
Receivables and Other Assets Net of Liabilities	1.36%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
AT&T	1.41%
Verizon Communications	1.37%
BB&T	1.24%
Occidental Petroleum	1.21%
Equity Residential	1.13%
Pfizer	1.11%
AstraZeneca ADR	1.11%
Lockheed Martin	1.10%
Edison International	1.09%
American International Group	1.09%

Schedule of investments

Delaware Wealth Builder Fund	May 31, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 50.43%

Communication Services – 3.05%
AT&T	239,500	$ 7,323,910
Century Communications =†	1,625,000	0
KDDI	19,400	496,891
Orange	55,495	858,784
Verizon Communications	130,700	7,103,545

		15,783,130

Consumer Discretionary – 4.15%
adidas	2,684	766,223
Bridgestone	18,000	669,468
DR Horton	32,000	1,368,320
Ford Motor	480,900	4,578,168
Hennes & Mauritz Class B	32,175	480,945
LVMH Moet Hennessy Louis Vuitton	1,349	509,037
Next	9,652	703,586
Nordstrom	90,000	2,817,000
Publicis Groupe	14,870	813,226
Sodexo	6,835	786,479
Swatch Group	2,226	559,694
Target	60,300	4,851,135
Whirlpool	22,700	2,607,776

		21,511,057

Consumer Staples – 4.30%
Archer-Daniels-Midland	73,200	2,805,024
Asahi Group Holdings	4,500	197,595
British American Tobacco ADR	101,084	3,504,582
Conagra Brands	130,600	3,496,162
Danone	11,926	952,640
Diageo	5,270	221,664
Kao	2,400	186,243
Kerry Group Class A	1,808	208,040
Kirin Holdings	8,600	185,999
Koninklijke Ahold Delhaize	35,448	795,054
Kraft Heinz	94,100	2,601,865
Lawson	3,200	149,574
Mondelez International Class A	55,300	2,812,005
Nestle	9,898	981,869
Procter & Gamble	27,700	2,850,607
Seven & i Holdings	10,400	350,047

		22,298,970

Diversified REITs – 1.08%
American Tower	11,401	2,380,187

	Number of shares	Value (US $)
Common Stock (continued)

Diversified REITs (continued)
Cousins Properties	166,825	$1,509,766
Tritax EuroBox 144A #	1,415,425	1,723,554

		5,613,507

Energy – 4.74%
Halliburton	153,700	3,272,273
Occidental Petroleum	126,200	6,280,974
Royal Dutch Shell ADR Class B	89,000	5,594,540
TOTAL ADR	109,300	5,628,950
Williams	144,300	3,806,634

		24,583,371

Financials – 4.90%
American International Group	110,300	5,633,021
Arthur J Gallagher & Co.	33,600	2,829,120
Banco Espirito Santo =†	105,000	0
Bank of New York Mellon	83,900	3,581,691
BB&T	137,400	6,423,450
JPMorgan Chase & Co.	12,400	1,313,904
Wells Fargo & Co.	126,000	5,590,620

		25,371,806

Healthcare – 9.08%
AbbVie	60,400	4,633,284
Amgen	17,200	2,867,240
Astellas Pharma	40,800	546,758
AstraZeneca ADR	154,100	5,760,258
Brookdale Senior Living †	820,662	5,071,691
Cardinal Health	94,300	3,967,201
CVS Health	56,700	2,969,379
Fresenius Medical Care & Co.	11,455	834,745
Johnson & Johnson	31,500	4,131,225
Merck & Co.	70,600	5,592,226
Mitsubishi Tanabe Pharma	25,600	301,047
Novo Nordisk Class B	16,958	798,015
Pfizer	139,038	5,772,858
Quest Diagnostics	31,300	3,001,983
Roche Holding	3,111	817,111

		47,065,021

Healthcare REITs – 1.44%
Assura	1,713,714	1,388,767
HCP	82,600	2,619,246
Sabra Health Care REIT	31,900	615,351
Welltower	35,000	2,842,700

		7,466,064

Schedule of investments

Delaware Wealth Builder Fund

	Number of shares	Value (US $)
Common Stock (continued)

Hotel REITs – 0.13%
MGM Growth Properties Class A	22,000	$676,500

		676,500

Industrial REITs – 0.31%
Americold Realty Trust	18,885	591,101
Liberty Property Trust	16,200	769,014
Prologis	2,976	219,242

		1,579,357

Industrials – 3.72%
Boeing	3,400	1,161,474
G4S	303,673	802,214
Honeywell International	22,500	3,696,975
Lockheed Martin	16,900	5,721,326
Makita	24,300	845,748
Secom	3,400	290,158
Securitas Class B	53,909	892,268
SKF Class B	34,542	535,832
United Technologies	42,300	5,342,490

		19,288,485

Information Technology – 4.37%
Broadcom	22,100	5,561,244
Cisco Systems	86,000	4,474,580
Intel	99,600	4,386,384
International Business Machines	29,400	3,733,506
Microsoft	27,709	3,427,049
Sabre	53,500	1,084,980

		22,667,743

Mall REITs – 0.32%
Simon Property Group	10,203	1,653,804

		1,653,804

Manufactured Housing REITs – 0.38%
Equity LifeStyle Properties	1,125	136,867
Sun Communities	14,600	1,843,542

		1,980,409

Materials – 1.14%
Air Liquide	7,162	890,523
Dow	38,833	1,815,831
DowDuPont	104,600	3,192,392

		5,898,746

Mortgage REIT – 0.20%
Annaly Capital Management	117,200	1,032,532

		1,032,532

	Number of shares	Value (US $)
Common Stock (continued)

Multifamily REITs – 3.01%
Apartment Investment & Management Class A	22,965	$1,147,102
AvalonBay Communities	350	71,053
Bluerock Residential Growth REIT	71,300	815,672
Camden Property Trust	16,660	1,721,978
Equity Residential	76,310	5,843,057
Killam Apartment Real Estate Investment Trust	161,400	2,265,284
NexPoint Residential Trust	51,800	2,076,144
UDR	37,075	1,660,219

		15,600,509

Office REITs – 0.22%
Columbia Property Trust	53,000	1,133,140

		1,133,140

Real Estate Operating/Development – 0.51%
Grainger	546,488	1,735,534
Postal Realty Trust Class A †	55,000	904,750

		2,640,284

Self-Storage REITs – 0.02%
Extra Space Storage	1,000	107,160

		107,160

Shopping Center REITs – 0.17%
Brixmor Property Group	1,505	25,811
Regency Centers	1,907	125,786
Retail Properties of America Class A	59,008	701,605

		853,202

Single Tenant REITs – 0.56%
National Retail Properties	23,100	1,236,543
Spirit Realty Capital	12,500	533,250
STORE Capital	33,586	1,149,313

		2,919,106

Specialty REITs – 0.86%
Cushman & Wakefield †	56,181	947,212
Front Yard Residential	100,206	1,146,357
Invitation Homes	73,700	1,888,931
Safehold	16,700	455,743

		4,438,243

Utilities – 1.77%
Edison International	95,200	5,652,024
National Grid ADR	70,108	3,525,030

		9,177,054

Total Common Stock (cost $269,635,013)		261,339,200

Schedule of investments

Delaware Wealth Builder Fund

	Number of shares	Value (US $)
Closed-End Funds – 0.65%

Aberdeen Total Dynamic Dividend Fund	108,235	$846,398
Western Asset Emerging Markets Debt Fund	185,780	2,524,750

Total Closed-End Funds (cost $3,481,880)		3,371,148

Convertible Preferred Stock – 1.65%

A Schulman 6.00% exercise price $52.33 y	2,140	2,198,850
AMG Capital Trust II 5.15% exercise price $198.02, maturity date 10/15/37	28,850	1,365,476
Bank of America 7.25% exercise price $50.00 y	1,198	1,593,472
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	37,300	1,887,380
QTS Realty Trust 6.50% exercise price $47.03 y	13,804	1,534,177

Total Convertible Preferred Stock (cost $8,030,390)		8,579,355

Exchange-Traded Funds – 1.70%

iShares MSCI Emerging Markets ETF	22,800	928,188
iShares Preferred & Income Securities ETF	29,900	1,092,546
SPDR Gold Shares †	24,000	2,959,920
VanEck Vectors High-Yield Municipal Index ETF	51,000	3,243,600
Vanguard FTSE Developed Markets ETF	14,366	572,341

Total Exchange-Traded Funds (cost $8,685,740)		8,796,595

Limited Partnerships – 1.50%

Merion Champion’s Walk =p†	2,790,000	2,650,500
Merion Countryside 144A #=p†	2,342,813	1,508,303
Merion The Ledges =p†	3,822,000	3,630,900

Total Limited Partnerships (cost $6,228,595)		7,789,703

	Principal amount°
Convertible Bonds – 9.67%

Brokerage – 0.29%
GAIN Capital Holdings
5.00% exercise price $8.20, maturity date 8/15/22	1,764,000	1,490,823

		1,490,823

Capital Goods – 0.77%
Aerojet Rocketdyne Holdings
2.25% exercise price $26.00, maturity date 12/15/23	432,000	686,588
Cemex
3.72% exercise price $11.01, maturity date 3/15/20	1,961,000	1,958,659
Chart Industries
144A 1.00% exercise price $58.73, maturity date 11/15/24 #	435,000	621,778

	Principal amount°	Value (US $)

Convertible Bonds (continued)

Capital Goods (continued)
Dycom Industries
0.75% exercise price $96.89, maturity date 9/15/21	775,000	$747,299

		4,014,324

Communications – 1.13%
DISH Network
2.375% exercise price $82.22, maturity date 3/15/24	2,135,000	1,860,252
GCI Liberty
144A 1.75% exercise price $370.52, maturity date 9/30/46 #	1,626,000	1,841,539
Liberty Media
2.25% exercise price $34.71, maturity date 9/30/46	4,181,000	2,142,763

		5,844,554

Consumer Cyclical – 0.15%
Meritor
3.25% exercise price $39.92, maturity date 10/15/37	803,000	783,796

		783,796

Consumer Non-Cyclical – 2.88%
BioMarin Pharmaceutical
1.50% exercise price $94.15, maturity date 10/15/20	1,105,000	1,223,716
FTI Consulting
144A 2.00% exercise price $101.38, maturity date 8/15/23 #	1,548,000	1,654,425
Huron Consulting Group
1.25% exercise price $79.89, maturity date 10/1/19	1,940,000	1,930,808
Insulet
1.375% exercise price $93.18, maturity date 11/15/24	721,000	964,322
Jazz Investments I
1.875% exercise price $199.77, maturity date 8/15/21	1,105,000	1,089,846
Ligand Pharmaceuticals
0.75% exercise price $248.48, maturity date 5/15/23	864,000	727,920
Medicines
2.75% exercise price $48.97, maturity date 7/15/23	2,047,000	1,985,212
Paratek Pharmaceuticals
4.75% exercise price $15.90, maturity date 5/1/24	1,604,000	1,092,725
Retrophin
2.50% exercise price $38.80, maturity date 9/15/25	1,390,000	1,216,250
Team
5.00% exercise price $21.70, maturity date 8/1/23	1,514,000	1,511,897
Vector Group
1.75% exercise price $21.28, maturity date 4/15/20 •	1,511,000	1,545,373

		14,942,494

Schedule of investments

Delaware Wealth Builder Fund

	Principal amount°	Value (US $)
Convertible Bonds (continued)

Energy – 1.60%
Cheniere Energy
4.25% exercise price $138.38, maturity date 3/15/45	2,892,000	$2,241,300
Helix Energy Solutions Group
4.25% exercise price $13.89, maturity date 5/1/22	2,574,000	2,436,318
PDC Energy
1.125% exercise price $85.39, maturity date 9/15/21	1,944,000	1,783,692
Tesla Energy Operations
1.625% exercise price $759.35, maturity date 11/1/19	1,970,000	1,842,764

		8,304,074

Real Estate Investment Trusts – 0.32%
Blackstone Mortgage Trust
4.75% exercise price $36.23, maturity date 3/15/23	1,599,000	1,637,254

		1,637,254

Technology – 2.27%
Boingo Wireless
144A 1.00% exercise price $42.32, maturity date 10/1/23 #	2,009,000	1,709,208
CSG Systems International
4.25% exercise price $56.95, maturity date 3/15/36	1,429,000	1,536,537
Knowles
3.25% exercise price $18.43, maturity date 11/1/21	973,000	1,080,614
PROS Holdings
2.00% exercise price $48.63, maturity date 6/1/47	1,515,000	1,911,914
Quotient Technology
1.75% exercise price $17.36, maturity date 12/1/22	945,000	916,480
Synaptics
0.50% exercise price $73.02, maturity date 6/15/22	1,678,000	1,479,634
Verint Systems
1.50% exercise price $64.46, maturity date 6/1/21	1,503,000	1,642,639
Vishay Intertechnology
144A 2.25% exercise price $31.49, maturity date 6/15/25 #	1,655,000	1,471,422

		11,748,448

Utilities – 0.26%
NRG Energy
144A 2.75% exercise price $47.74, maturity date 6/1/48 #	1,303,000	1,343,719

		1,343,719

Total Convertible Bonds (cost $50,301,063)		50,109,486

	Principal amount°	Value (US $)
Corporate Bonds – 17.62%

Banking – 1.96%
Ally Financial 5.75% 11/20/25	798,000	$856,853
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #	500,000	494,687
Bank of America 4.183% 11/25/27	680,000	702,632
Bank of China 144A 5.00% 11/13/24 #	250,000	266,089
Bank of New York Mellon 2.661% 5/16/23 µ	680,000	681,834
Credit Suisse Group 144A 6.25% #µy	360,000	363,362
Fifth Third Bancorp 2.60% 6/15/22	600,000	600,162
Goldman Sachs Group 6.00% 6/15/20	600,000	620,436
JPMorgan Chase & Co. 6.75% µy	700,000	769,552
Morgan Stanley 5.00% 11/24/25	600,000	654,325
PNC Financial Services Group 5.00% µy	700,000	702,075
Popular 6.125% 9/14/23	455,000	475,475
Royal Bank of Scotland Group
3.875% 9/12/23	600,000	604,251
8.625% µy	520,000	549,900
State Street 2.653% 5/15/23 µ	600,000	602,343
SunTrust Bank 2.45% 8/1/22	600,000	597,924
Wells Fargo & Co. 3.813% (LIBOR03M + 1.23%) 10/31/23 •	600,000	610,329

		10,152,229

Basic Industry – 2.35%
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	700,000	726,051
BMC East 144A 5.50% 10/1/24 #	318,000	321,180
Boise Cascade 144A 5.625% 9/1/24 #	375,000	376,875
Braskem Netherlands Finance 144A 4.50% 1/10/28 #	750,000	732,187
Builders FirstSource 144A 5.625% 9/1/24 #	140,000	140,350
Chemours 5.375% 5/15/27	379,000	344,890
CSN Resources 144A 7.625% 4/17/26 #	500,000	503,287
DuPont de Nemours 4.205% 11/15/23	500,000	527,074
FMG Resources August 2006 144A 5.125% 5/15/24 #	246,000	247,715
Freeport-McMoRan
4.55% 11/14/24	200,000	193,500
6.875% 2/15/23	614,000	643,933
Gold Fields Orogen Holdings BVI 144A 6.125% 5/15/29 #	485,000	506,825
Hudbay Minerals 144A 7.625% 1/15/25 #	470,000	468,825
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	198,000	208,952
Klabin Austria 144A 7.00% 4/3/49 #	500,000	498,250
Koppers 144A 6.00% 2/15/25 #	434,000	409,859
Novelis 144A 6.25% 8/15/24 #	467,000	478,675
OCP 144A 4.50% 10/22/25 #	250,000	254,235
Olin
5.00% 2/1/30	135,000	130,444

Schedule of investments

Delaware Wealth Builder Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)

Basic Industry (continued)
Olin
5.125% 9/15/27	437,000	$433,591
SASOL Financing USA
5.875% 3/27/24	225,000	238,340
6.50% 9/27/28	275,000	300,996
Standard Industries
144A 4.75% 1/15/28 #	445,000	426,644
144A 5.00% 2/15/27 #	160,000	156,600
Starfruit Finco 144A 8.00% 10/1/26 #	315,000	309,487
Steel Dynamics 5.00% 12/15/26	505,000	517,625
Suzano Austria 144A 6.00% 1/15/29 #	500,000	534,375
Syngenta Finance 144A 5.182% 4/24/28 #	500,000	505,833
Tronox Finance 144A 5.75% 10/1/25 #	305,000	277,169
US Concrete 6.375% 6/1/24	10,000	10,225
Zekelman Industries 144A 9.875% 6/15/23 #	715,000	752,538

		12,176,530

Capital Goods – 0.82%
Ardagh Packaging Finance 144A 6.00% 2/15/25 #	275,000	272,993
Bombardier 144A 6.00% 10/15/22 #	525,000	514,343
BWAY Holding
144A 5.50% 4/15/24 #	551,000	540,724
144A 7.25% 4/15/25 #	295,000	285,073
Crown Americas 4.75% 2/1/26	463,000	466,704
John Deere Capital 2.15% 9/8/22	600,000	595,325
L3 Technologies 3.85% 6/15/23	660,000	687,020
Siemens Financieringsmaatschappij 144A 3.125% 3/16/24 #	630,000	645,465
TransDigm 6.375% 6/15/26	237,000	233,741

		4,241,388

Communications – 0.76%
Baidu 3.875% 9/29/23	500,000	511,913
C&W Senior Financing 144A 7.50% 10/15/26 #	250,000	256,875
Digicel Group Two 144A PIK 9.125% 4/1/24 #❖	853,636	234,750
Fox 144A 4.03% 1/25/24 #	500,000	524,092
Level 3 Financing 5.375% 5/1/25	529,000	530,984
Sprint
7.125% 6/15/24	837,000	872,573
7.875% 9/15/23	22,000	23,687
T-Mobile USA 6.50% 1/15/26	460,000	486,450
Zayo Group
144A 5.75% 1/15/27 #	15,000	15,450

	Principal amount°	Value (US $)
Corporate Bonds (continued)

Communications (continued)
Zayo Group
6.375% 5/15/25	455,000	$469,787

		3,926,561

Consumer Cyclical – 1.38%
Allison Transmission 144A 5.875% 6/1/29 #	645,000	652,256
AMC Entertainment Holdings 6.125% 5/15/27	539,000	474,994
Boyd Gaming
6.00% 8/15/26	130,000	131,463
6.375% 4/1/26	542,000	560,347
Ford Motor Credit 3.096% 5/4/23	480,000	462,123
HD Supply 144A 5.375% 10/15/26 #	290,000	296,525
Hilton Worldwide Finance 4.875% 4/1/27	545,000	550,199
KFC Holding 144A 5.25% 6/1/26 #	470,000	477,050
Lennar
4.75% 5/30/25	460,000	466,900
5.875% 11/15/24	135,000	143,775
Levi Strauss & Co. 5.00% 5/1/25	490,000	502,250
MGM Resorts International
4.625% 9/1/26	10,000	9,750
5.75% 6/15/25	285,000	300,319
Penn National Gaming 144A 5.625% 1/15/27 #	337,000	334,473
Penske Automotive Group 5.50% 5/15/26	409,000	406,444
PulteGroup 5.00% 1/15/27	15,000	15,225
Resorts World Las Vegas 144A 4.625% 4/16/29 #	600,000	605,282
Scientific Games International
144A 8.25% 3/15/26 #	375,000	378,053
10.00% 12/1/22	392,000	412,803

		7,180,231

Consumer Non-Cyclical – 1.12%
Cott Holdings 144A 5.50% 4/1/25 #	272,000	268,940
CVS Health 4.10% 3/25/25	680,000	704,495
JBS Investments 144A 7.25% 4/3/24 #	650,000	673,569
JBS USA
144A 5.75% 6/15/25 #	318,000	326,347
144A 6.50% 4/15/29 #	305,000	321,013
144A 6.75% 2/15/28 #	350,000	371,000
Live Nation Entertainment 144A 4.875% 11/1/24 #	15,000	15,113
Pernod Ricard 144A 4.45% 1/15/22 #	500,000	521,160
Pilgrim’s Pride 144A 5.75% 3/15/25 #	535,000	543,025
Post Holdings
144A 5.00% 8/15/26 #	311,000	307,113

Schedule of investments

Delaware Wealth Builder Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
Post Holdings
144A 5.625% 1/15/28 #	160,000	$159,200
144A 5.75% 3/1/27 #	295,000	297,213
Shire Acquisitions Investments Ireland 2.875% 9/23/23	600,000	596,395
United Rentals North America 5.50% 5/15/27	713,000	721,021

		5,825,604

Energy – 2.53%
AmeriGas Partners 5.875% 8/20/26	469,000	487,174
Antero Resources 5.625% 6/1/23	331,000	328,517
Cheniere Corpus Christi Holdings
5.125% 6/30/27	23,000	23,863
7.00% 6/30/24	235,000	262,542
Cheniere Energy Partners 5.25% 10/1/25	305,000	305,616
Chesapeake Energy
7.00% 10/1/24	205,000	187,319
8.00% 1/15/25	175,000	161,875
Crestwood Midstream Partners 5.75% 4/1/25	484,000	490,050
Energy Transfer Partners 5.875% 3/1/22	600,000	640,589
Genesis Energy 6.75% 8/1/22	662,000	661,173
Hilcorp Energy I 144A 5.00% 12/1/24 #	240,000	233,400
Israel Electric 144A 4.25% 8/14/28 #	500,000	516,900
MPLX 4.875% 12/1/24	600,000	642,750
Murphy Oil 6.875% 8/15/24	850,000	881,380
Murphy Oil USA 5.625% 5/1/27	609,000	627,270
Newfield Exploration 5.375% 1/1/26	423,000	459,140
NuStar Logistics 5.625% 4/28/27	493,000	480,049
ONEOK 7.50% 9/1/23	545,000	633,541
Petrobras Global Finance 7.25% 3/17/44	400,000	425,250
Petroleos Mexicanos 6.75% 9/21/47	310,000	280,984
Precision Drilling 144A 7.125% 1/15/26 #	680,000	649,400
QEP Resources
5.25% 5/1/23	275,000	259,155
5.625% 3/1/26	465,000	421,987
Sabine Pass Liquefaction 5.75% 5/15/24	600,000	658,006
Schlumberger Holdings 144A 3.75% 5/1/24 #	500,000	515,124
Southwestern Energy
6.20% 1/23/25	14,000	13,086
7.75% 10/1/27	290,000	278,400
Targa Resources Partners
5.125% 2/1/25	10,000	10,075
5.375% 2/1/27	452,000	456,520
Tecpetrol 144A 4.875% 12/12/22 #	250,000	239,897

	Principal amount°	Value (US $)
Corporate Bonds (continued)

Energy (continued)
Transocean 144A 9.00% 7/15/23 #	498,000	$513,538
Transocean Proteus 144A 6.25% 12/1/24 #	363,200	368,648

		13,113,218

Financials – 0.39%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #µ	240,000	243,600
E*TRADE Financial 5.875% µy	530,000	550,564
International Lease Finance 8.625% 1/15/22	600,000	682,248
Jefferies Group 5.125% 1/20/23	500,000	531,637

		2,008,049

Healthcare – 1.14%
Bausch Health 144A 5.50% 11/1/25 #	630,000	634,725
Charles River Laboratories International 144A
5.50% 4/1/26 #	625,000	650,781
Encompass Health
5.75% 11/1/24	410,000	413,690
5.75% 9/15/25	244,000	248,880
HCA
5.375% 2/1/25	729,000	763,788
5.875% 2/15/26	309,000	328,316
7.58% 9/15/25	219,000	248,565
Hill-Rom Holdings
144A 5.00% 2/15/25 #	242,000	244,420
144A 5.75% 9/1/23 #	272,000	279,480
Hologic 144A 4.625% 2/1/28 #	300,000	294,000
MPH Acquisition Holdings 144A 7.125% 6/1/24 #	203,000	202,493
Service Corp. International 4.625% 12/15/27	280,000	281,400
Tenet Healthcare
5.125% 5/1/25	345,000	343,275
8.125% 4/1/22	241,000	252,076
Teva Pharmaceutical Finance Netherlands III
6.00% 4/15/24	245,000	227,544
Universal Health Services 144A 5.00% 6/1/26 #	5,000	5,100
WellCare Health Plans 144A 5.375% 8/15/26 #	470,000	482,784

		5,901,317

Insurance – 0.41%
Acrisure 144A 8.125% 2/15/24 #	160,000	164,700
HUB International 144A 7.00% 5/1/26 #	660,000	650,694
Nuveen Finance 144A 4.125% 11/1/24 #	600,000	639,259
USI 144A 6.875% 5/1/25 #	698,000	678,805
XLIT 5.054% (LIBOR03M + 2.458%) y•	10,000	9,642

		2,143,100

Schedule of investments

Delaware Wealth Builder Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)

Media – 1.56%
Altice France 144A 7.375% 5/1/26 #	565,000	$553,347
AMC Networks 4.75% 8/1/25	505,000	495,531
CCO Holdings
144A 5.50% 5/1/26 #	41,000	42,091
144A 5.75% 2/15/26 #	218,000	226,720
144A 5.875% 5/1/27 #	999,000	1,032,716
CSC Holdings
5.25% 6/1/24	5,000	5,051
6.75% 11/15/21	370,000	395,437
144A 7.50% 4/1/28 #	400,000	428,000
144A 7.75% 7/15/25 #	465,000	495,806
Gray Television 144A 5.875% 7/15/26 #	473,000	486,457
Lamar Media
5.375% 1/15/24	155,000	159,030
5.75% 2/1/26	473,000	496,357
Netflix 5.875% 11/15/28	625,000	657,813
Nexstar Broadcasting 144A 5.625% 8/1/24 #	15,000	15,150
Radiate Holdco 144A 6.625% 2/15/25 #	10,000	9,825
Sinclair Television Group 144A 5.125% 2/15/27 #	362,000	346,651
Sirius XM Radio
144A 5.00% 8/1/27 #	855,000	845,381
144A 5.375% 4/15/25 #	286,000	289,080
144A 5.375% 7/15/26 #	20,000	20,219
Tribune Media 5.875% 7/15/22	433,000	439,906
Unitymedia 144A 6.125% 1/15/25 #	325,000	335,091
Virgin Media Secured Finance 144A 5.25% 1/15/26 #	330,000	329,587

		8,105,246

Real Estate Investment Trusts – 0.73%
American Tower 4.00% 6/1/25	600,000	625,199
Crown Castle International 5.25% 1/15/23	680,000	731,398
CyrusOne 5.375% 3/15/27	378,000	390,757
ESH Hospitality 144A 5.25% 5/1/25 #	494,000	495,235
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	716,000	701,680
MGM Growth Properties Operating Partnership
4.50% 9/1/26	15,000	14,695
144A 5.75% 2/1/27 #	160,000	165,000
SBA Communications 4.875% 9/1/24	670,000	666,047

		3,790,011

	Principal amount°	Value (US $)
Corporate Bonds (continued)

Services – 0.66%
Advanced Disposal Services 144A 5.625% 11/15/24 #	389,000	$406,505
Aramark Services 144A 5.00% 2/1/28 #	660,000	654,637
Ashtead Capital 144A 5.25% 8/1/26 #	905,000	934,413
Avis Budget Car Rental 144A 6.375% 4/1/24 #	104,000	107,640
Covanta Holding 5.875% 7/1/25	548,000	561,700
KAR Auction Services 144A 5.125% 6/1/25 #	200,000	198,000
Prime Security Services Borrower
144A 5.75% 4/15/26 #	310,000	306,900
144A 9.25% 5/15/23 #	227,000	238,208
United Rentals North America 5.875% 9/15/26	5,000	5,194

		3,413,197

Technology & Electronics – 0.71%
Apple 2.10% 9/12/22	600,000	595,332
CDK Global
5.00% 10/15/24	161,000	165,920
5.875% 6/15/26	518,000	538,720
CDW Finance 5.00% 9/1/25	156,000	158,340
CommScope Technologies 144A 5.00% 3/15/27 #	192,000	164,160
First Data 144A 5.75% 1/15/24 #	605,000	621,335
Infor US 6.50% 5/15/22	447,000	453,231
Sensata Technologies UK Financing 144A
6.25% 2/15/26 #	285,000	297,825
SS&C Technologies 144A 5.50% 9/30/27 #	660,000	666,319

		3,661,182

Transportation – 0.18%
DAE Funding 144A 5.75% 11/15/23 #	554,000	574,083
XPO Logistics 144A 6.125% 9/1/23 #	368,000	372,055

		946,138

Utilities – 0.92%
AES
5.50% 4/15/25	5,000	5,176
6.00% 5/15/26	103,000	108,150
Calpine
144A 5.25% 6/1/26 #	443,000	435,278
5.75% 1/15/25	65,000	63,064
144A 5.875% 1/15/24 #	160,000	161,752
Emera 6.75% 6/15/76 µ	500,000	537,107
Enel 144A 8.75% 9/24/73 #µ	200,000	223,760
Engie Energia Chile 144A 4.50% 1/29/25 #	500,000	517,942
Exelon 3.497% 6/1/22	600,000	611,263
National Rural Utilities Cooperative Finance
5.25% 4/20/46 µ	700,000	718,270

Schedule of investments

Delaware Wealth Builder Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)

Utilities (continued)
NextEra Energy Capital Holdings 3.15% 4/1/24	500,000	$506,546
Vistra Operations
144A 5.50% 9/1/26 #	650,000	666,933
144A 5.625% 2/15/27 #	190,000	196,118

		4,751,359

Total Corporate Bonds (cost $91,023,115)		91,335,360

Leveraged Non-Recourse Security – 0.00%

JPMorgan Fixed Income Pass Through Trust Auction 144A
0.24% 1/15/87 #♦=	1,300,000	0

Total Leveraged Non-Recourse Security (cost $1,105,000)		0

Municipal Bonds – 6.74%

Allentown, Pennsylvania Neighborhood Improvement Zone
Development Authority Revenue
(City Center Project) 144A 5.00% 5/1/42 #	500,000	547,790
Arizona Industrial Development Authority
(American Charter Schools Foundation Project) 144A
6.00% 7/1/47 #	1,000,000	1,120,700
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo)
Series A-2 5.875% 6/1/47	1,250,000	1,204,687
Series A-2 6.00% 6/1/42	1,000,000	999,970
California Municipal Finance Authority
(Senior Lien LINXS APM Project) Series A 5.00% 12/31/47 (AMT)	300,000	347,196
California State
(Various Purposes) 5.00% 11/1/43	1,000,000	1,132,540
California Statewide Communities Development Authority
(California Baptist University) Series A 6.375% 11/1/43	1,000,000	1,158,500
Capital Trust Agency
(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/58 #	1,000,000	1,020,980
City of Apple Valley, Minnesota
(Minnesota Senior Living Project) Series 2016 D
7.25% 1/1/52	1,000,000	1,026,820
City of Chicago, Illinois
(General Obligation Bonds Project) Series 2005D
5.50% 1/1/40	1,000,000	1,092,590
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) Series A 5.25% 1/1/45	1,250,000	1,379,687

	Principal amount°	Value (US $)
Municipal Bonds (continued)

Conley Road Transportation Development District, Missouri
5.375% 5/1/47	500,000	$516,690
Cuyahoga County, Ohio
(Metrohealth System)
5.00% 2/15/57	1,000,000	1,097,810
5.50% 2/15/57	1,000,000	1,135,570
Dallas/Fort Worth International Airport, Texas
Series H 5.00% 11/1/42 (AMT)	1,000,000	1,060,620
Dominion Water & Sanitation District, Colorado 6.00% 12/1/46	1,000,000	1,075,700
Florida Development Finance Surface Transportation Facilities Revenue
(Virgin Trains USA Passenger Rail Project) Series
A 144A 6.50% 1/1/49 #•	1,150,000	1,157,544
Golden State Tobacco Securitization Settlement Revenue
Series A-1 5.25% 6/1/47	500,000	503,430
Illinois State
Series A 5.00% 12/1/34	625,000	699,156
Series A 5.00% 4/1/38	100,000	105,752
Montgomery County Industrial Development Authority Revenue
(Whitemarsh Continuing Care Retirement Community Project) Series A 5.375% 1/1/51	250,000	258,547
M-S-R Energy Authority, California
Series C 6.50% 11/1/39	1,000,000	1,502,580
New Jersey Economic Development Authority
(School Facilities Construction Bonds) 5.00% 6/15/40	250,000	270,713
New Jersey Transportation Trust Fund Authority
(Transportation Program Bonds) Series AA
5.00% 6/15/44	1,000,000	1,084,950
New York Liberty Development Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	1,000,000	1,317,990
(World Trade Center Project) Class 1-3 144A
5.00% 11/15/44 #	1,000,000	1,093,490
New York State Thruway Authority
Series J 5.00% 1/1/41	1,000,000	1,124,720
New York Transportation Development
(Delta Air Lines, Inc. LaGuardia Airport Terminals C&D
Redevelopment Project) 5.00% 1/1/34 (AMT)	500,000	588,505
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
Series A 7.25% 6/1/34	65,000	73,177
Series A 7.50% 6/1/49	325,000	367,777

Schedule of investments

Delaware Wealth Builder Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)

Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	1,000,000	$1,523,730
Public Finance Authority, Wisconsin
(Mary’s Woods at Marylhurst Project) Series A 144A
5.25% 5/15/47 #	1,000,000	1,076,940
Puerto Rico Sales Tax Financing Revenue
Series A-1 4.55% 7/1/40	250,000	248,985
Series A-1 4.75% 7/1/53	250,000	241,797
Series A-1 5.00% 7/1/58	2,250,000	2,242,237
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	1,000,000	1,295,400
Tobacco Settlement Financing
Subordinate Series B 5.00% 6/1/46	500,000	534,720
Utility Debt Securitization Authority, New York
(Restructuring) Series TE 5.00% 12/15/41	750,000	852,803
Washington State
(Various Purpose) Series C 5.00% 2/1/41	700,000	840,532

Total Municipal Bonds (cost $32,650,050)		34,923,325

Non-Agency Commercial Mortgage-Backed Security – 0.10%

JPMBB Commercial Mortgage Securities Trust
Series 2015-C33 A4 3.77% 12/15/48	500,000	529,619

Total Non-Agency Commercial Mortgage-Backed Security (cost $528,066)		529,619

Sovereign Bonds – 1.08%Δ

Argentina – 0.13%
Argentine Republic Government International Bond
6.875% 1/11/48	1,000,000	671,260

		671,260

Dominican Republic – 0.05%
Dominican Republic International Bond 144A
6.00% 7/19/28 #	250,000	264,063

		264,063

Indonesia – 0.77%
Indonesia Government International Bonds
144A 5.125% 1/15/45 #	1,500,000	1,628,689
144A 6.75% 1/15/44 #	1,800,000	2,355,714

		3,984,403

Russia – 0.08%
Russian Foreign Bond – Eurobond 144A 4.25% 6/23/27 #	400,000	405,734

		405,734

	Principal amount°	Value (US $)
Sovereign BondsΔ (continued)

Uzbekistan – 0.05%
Republic of Uzbekistan Bond 144A 4.75% 2/20/24 #	250,000	$254,469

		254,469

Total Sovereign Bonds (cost $5,562,750)		5,579,929

US Treasury Obligations – 0.26%

US Treasury Notes
2.00% 10/31/22	340,000	341,116
2.625% 2/15/29	970,000	1,011,414

Total US Treasury Obligations (cost $1,313,919)		1,352,530

	Number of shares
Preferred Stock – 0.98%

Bank of America 2.15% µ	440,000	478,782
Federal Home Loan Mortgage 6.02%	40,000	494,000
GMAC Capital Trust I 8.303% (LIBOR03M + 5.79%) •	5,000	129,100
Pebblebrook Hotel Trust 6.375%	46,295	1,169,875
SITE Centers 6.50%	19,800	488,664
Taubman Centers 6.50%	68,477	1,771,500
Washington Prime Group 6.875%	28,700	540,421

Total Preferred Stock (cost $5,621,415)		5,072,342

Short-Term Investments – 6.26%

Money Market Mutual Funds – 6.26%
BlackRock FedFund - Institutional Shares (seven-day effective yield 2.30%)	6,487,398	6,485,316
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 2.27%)	6,487,398	6,485,303
GS Financial Square Government Fund - Institutional Shares (seven-day effective yield 2.30%)	6,487,398	6,485,305
Morgan Stanley Government Portfolio - Institutional Share Class (seven-day effective yield 2.29%)	6,487,398	6,485,322
State Street Institutional US Government Money Market Fund - Investor Class (seven-day effective yield 2.24%)	6,487,398	6,485,251

Total Short-Term Investments (cost $32,426,497)		32,426,497

Total Value of Securities – 98.64% (cost $516,593,493)		511,205,089

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2019, the aggregate value of Rule 144A securities was $65,366,855, which represents 12.61% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

Schedule of investments

Delaware Wealth Builder Fund

♦

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

❖	PIK. 100% of the income received was in the form of both cash and par.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Δ	Securities have been classified by country of origin.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at May 31, 2019. Rate will reset at a future date.

p

Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At May 31, 2019, the aggregate value of restricted securities was $7,789,703, which represented 1.50% of the Fund’s net assets. See table below for additional details on restricted securities.

y	No contractual maturity date.

†	Non-income producing security.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Restricted Securities

Investments	Date of Acquisition	Cost	Value
Merion Champion’s Walk	8/4/17	$2,311,487	$2,401,352
Merion Champion’s Walk	2/13/18	59,956	62,287
Merion Champion’s Walk	7/11/18	62,726	62,287
Merion Champion’s Walk	10/22/18	63,662	62,287
Merion Champion’s Walk	2/13/19	64,576	62,287
Merion Countryside	5/11/16	—	1,339,373
Merion Countryside	4/7/17	—	108,598
Merion Countryside	5/3/18	—	60,332
Merion The Ledges	9/26/18	3,666,188	3,630,900

Total		$6,228,595	$7,789,703

The following futures contracts and swap contracts were outstanding at May 31, 2019:1

Futures Contracts

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
(55) E-mini S&P 500 Index	$ (7,569,650)	$(7,708,921)	6/21/19	$139,271	$147,898

Swap Contracts

CDS Contracts2

Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Variation Margin Due from (Due to) Brokers
Centrally Cleared/ Protection Purchased:
CDX.NA.HY.32[5] 6/20/24-Quarterly	10,000,000	5.00%	$(450,825)	$(521,432)	$70,607	$(242,559)

1See Note 7 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.

3Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(32,916).

5Markit’s CDX.NA.HY Index is composed of one hundred (100) of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

Summary of abbreviations:

ADR – American Depositary Receipt

AMT – Subject to Alternative Minimum Tax

CDS – Credit Default Swap

CDX.NA.HY – Credit Default Swap Index North America High Yield

ETF – Exchange-Traded Fund

Schedule of investments

Delaware Wealth Builder Fund

Summary of abbreviations: (continued)

GS – Goldman Sachs

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

MSCI – Morgan Stanley Capital International

PIK – Payment-in-Kind

REIT – Real Estate Investment Trust

S&P – Standard & Poor’s

SPDR – S&P Depositary Receipts

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Wealth Builder Fund	May 31, 2019 (Unaudited)

Assets:
Investments, at value[1]	$511,205,089
Foreign currencies, at value[2]	154,051
Cash collateral due from broker	787,559
Cash	366,437
Receivable for securities sold	4,161,212
Dividends and interest receivable	3,388,323
Foreign tax reclaims receivable	468,848
Receivable for fund shares sold	220,028
Variation margin due from broker on futures contracts	147,898

Total assets	520,899,445

Liabilities:
Payable for fund shares redeemed	1,119,639
Upfront payments received on centrally cleared credit default swap contracts	521,432
Investment management fees payable to affiliates	292,614
Variation margin due to broker on centrally cleared credit default swap contracts	242,559
Distribution fees payable to affiliates	154,116
Swap payments payable	101,389
Other accrued expenses	93,061
Dividend disbursing and transfer agent fees and expenses payable	77,895
Reports and statements to shareholders expenses payable	28,662
Dividend disbursing and transfer agent fees and expenses payable to affiliates	4,462
Trustees’ fees and expenses payable	4,346
Accounting and administration expenses payable to affiliates	2,048
Legal fees payable to affiliates	1,291
Reports and statements to shareholders expenses payable to affiliates	514

Total liabilities	2,644,028

Total Net Assets	$518,255,417

Net Assets Consist of:
Paid-in capital	$526,310,523
Total distributable earnings (loss)	(8,055,106)

Total Net Assets	$518,255,417

Statement of assets and liabilities

Delaware Wealth Builder Fund

Net Asset Value
Class A:
Net assets	$245,652,794
Shares of beneficial interest outstanding, unlimited authorization, no par	18,696,068
Net asset value per share	$13.14
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$13.94

Class C:
Net assets	$113,338,046
Shares of beneficial interest outstanding, unlimited authorization, no par	8,608,805
Net asset value per share	$13.17

Class R:
Net assets	$1,706,137
Shares of beneficial interest outstanding, unlimited authorization, no par	129,828
Net asset value per share	$13.14

Institutional Class:
Net assets	$157,558,440
Shares of beneficial interest outstanding, unlimited authorization, no par	11,994,200
Net asset value per share	$13.14

[1]Investments, at cost	$516,593,493
[2]Foreign currencies, at cost	158,394

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Wealth Builder Fund	Six months ended May 31, 2019 (Unaudited)

Investment Income:
Interest	$11,631,472
Dividends	5,966,676
Foreign tax withheld	(95,583)

17,502,565

Expenses:
Management fees	1,776,509
Distribution expenses – Class A	325,429
Distribution expenses – Class C	620,745
Distribution expenses – Class R	4,628
Dividend disbursing and transfer agent fees and expenses	269,671
Accounting and administration expenses	69,883
Reports and statements to shareholders expenses	48,086
Legal fees	42,422
Registration fees	31,075
Audit and tax fees	29,681
Custodian fees	21,763
Trustees’ fees and expenses	16,575
Other	39,234

3,295,701
Less expenses paid indirectly	(4,859)

Total operating expenses	3,290,842

Net Investment Income	14,211,723

Statement of operations

Delaware Wealth Builder Fund

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(6,168,875)
Foreign currencies	(28,269)
Foreign currency exchange contracts	(4,741)
Futures contracts	(238,870)
Options written	1,301,809
Swap contracts	150,033

Net realized loss	(4,988,913)

Net change in unrealized appreciation (depreciation) of:
Investments	(9,595,400)
Foreign currencies	(4,427)
Foreign currency exchange contracts	24
Futures contracts	105,787
Swap contracts	(87)

Net change in unrealized appreciation (depreciation)	(9,494,103)

Net Realized and Unrealized Loss	(14,483,016)

Net Decrease in Net Assets Resulting from Operations	$(271,293)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Wealth Builder Fund

	Six months ended
	5/31/19 (Unaudited)	Year ended 11/30/18

Increase (Decrease) in Net Assets from Operations:
Net investment income	$14,211,723	$15,203,067
Net realized gain (loss)	(4,988,913)	32,211,435
Net change in unrealized appreciation (depreciation)	(9,494,103)	(51,994,176)

Net decrease in net assets resulting from operations	(271,293)	(4,579,674)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(18,917,984)	(7,546,199)
Class C	(8,904,140)	(3,570,496)
Class R	(134,945)	(67,220)
Institutional Class	(12,822,033)	(5,777,766)

	(40,779,102)	(16,961,681)

Capital Share Transactions:
Proceeds from shares sold:
Class A	10,408,654	58,772,382
Class C	4,278,638	6,019,571
Class R	112,543	744,682
Institutional Class	14,658,118	49,348,771

Net assets from merger*:
Class A	—	34,209,151
Class C	—	10,597,997
Class R	—	1,907,750
Institutional Class	—	4,798,603

Statements of changes in net assets

Delaware Wealth Builder Fund

	Six months ended
	5/31/19 (Unaudited)	Year ended 11/30/18
Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$17,955,728	$7,101,684
Class C	8,449,525	3,383,522
Class R	133,981	72,796
Institutional Class	11,630,626	5,187,021

	67,627,813	182,143,930

Cost of shares redeemed:
Class A	(37,778,433)	(73,756,847)
Class C	(27,547,114)	(102,200,279)
Class R	(378,842)	(2,999,542)
Institutional Class	(41,092,735)	(68,536,803)

	(106,797,124)	(247,493,471)

Decrease in net assets derived from capital share transactions	(39,169,311)	(65,349,541)

Net Decrease in Net Assets	(80,219,706)	(86,890,896)

Net Assets:
Beginning of period	598,475,123	685,366,019

End of period	$518,255,417	$598,475,123

*See Note 5 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

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Financial highlights

Delaware Wealth Builder Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4,5]
Ratio of net investment income to average net assets[6]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[5]	The ratios of expenses to average net assets excluding interest expense and dividend expense for the years ended Nov. 30, 2018, 2017, and 2016 were 1.09%, 1.09%, and 1.12%, respectively.

[6]	The ratios of net investment income to average net assets excluding interest expense and dividend expense for the years ended Nov. 30, 2018, 2017, and 2016 were 2.40%, 2.51%, and 2.05%, respectively.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/19[1]	Year ended

(Unaudited)	11/30/18	11/30/17	11/30/16	11/30/15	11/30/14

$14.15	$14.62	$13.64	$13.16	$13.73	$12.81

0.35	0.35	0.36	0.27	0.32	0.31
(0.37)	(0.43)	0.98	0.52	(0.58)	0.92

(0.02)	(0.08)	1.34	0.79	(0.26)	1.23

(0.17)	(0.34)	(0.36)	(0.31)	(0.31)	(0.31)
(0.82)	(0.05)	—	—	—	—

(0.99)	(0.39)	(0.36)	(0.31)	(0.31)	(0.31)

$13.14	$14.15	$14.62	$13.64	$13.16	$13.73

0.27%	(0.56%)	9.90%	6.11%	(1.91%)	9.74%

$245,653	$273,384	$256,157	$270,324	$291,876	$315,098
1.10%	1.09%	1.09%	1.13%	1.10%	1.10%
5.26%	2.41%	2.51%	2.04%	2.38%	2.35%
37%	57%	81%	102%	67%	56%

Financial highlights

Delaware Wealth Builder Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4,5]
Ratio of net investment income to average net assets[6]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[5]	The ratios of expenses to average net assets excluding interest expense and dividend expense for the years ended Nov. 30, 2018, 2017, and 2016 were 1.84%, 1.84%, and 1.87%, respectively.

[6]	The ratios of net investment income to average net assets excluding interest expense and dividend expense for the years ended Nov. 30, 2018, 2017, and 2016 were 1.65%, 1.76%, and 1.30%, respectively.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/19[1]	Year ended
(Unaudited)	11/30/18	11/30/17	11/30/16	11/30/15	11/30/14
$14.18	$14.65	$13.66	$13.18	$13.75	$12.83

0.30	0.24	0.25	0.17	0.22	0.21
(0.37)	(0.43)	0.99	0.52	(0.58)	0.92

(0.07)	(0.19)	1.24	0.69	(0.36)	1.13

(0.12)	(0.23)	(0.25)	(0.21)	(0.21)	(0.21)
(0.82)	(0.05)	—	—	—	—

(0.94)	(0.28)	(0.25)	(0.21)	(0.21)	(0.21)

$13.17	$14.18	$14.65	$13.66	$13.18	$13.75

(0.11% )	(1.34% )	9.13%	5.30%	(2.63% )	8.90%

$113,338	$137,403	$225,604	$283,243	$298,833	$308,975
1.85%	1.84%	1.84%	1.88%	1.85%	1.85%
4.51%	1.66%	1.76%	1.29%	1.63%	1.60%
37%	57%	81%	102%	67%	56%

Financial highlights

Delaware Wealth Builder Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4,5]
Ratio of net investment income to average net assets[6]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in a net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[5]	The ratios of expenses to average net assets excluding interest expense and dividend expense for the years ended Nov. 30, 2018, 2017, and 2016 were 1.34%, 1.34%, and 1.37%, respectively.

[6]	The ratios of net investment income to average net assets excluding interest expense and dividend expense for the years ended Nov. 30, 2018, 2017, and 2016 were 2.15%, 2.26%, and 1.80%, respectively.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/19[1] (Unaudited)
			Year ended

	11/30/18	11/30/17	11/30/16	11/30/15	11/30/14
$14.16	$14.62	$13.63	$13.16	$13.73	$12.81

0.33	0.31	0.32	0.24	0.29	0.28
(0.38)	(0.42)	0.99	0.51	(0.58)	0.92
(0.05)	(0.11)	1.31	0.75	(0.29)	1.20

(0.15)	(0.30)	(0.32)	(0.28)	(0.28)	(0.28)
(0.82)	(0.05)	—	—	—	—
(0.97)	(0.35)	(0.32)	(0.28)	(0.28)	(0.28)

$ 13.14	$ 14.16	$ 14.62	$ 13.63	$ 13.16	$ 13.73

0.07%	(0.78%)	9.70%	5.76%	(2.15% )	9.46%

$1,706	$1,968	$2,320	$3,229	$3,682	$3,983
1.35%	1.34%	1.34%	1.38%	1.35%	1.35%
5.01%	2.16%	2.26%	1.79%	2.13%	2.10%
37%	57%	81%	102%	67%	56%

Financial highlights

Delaware Wealth Builder Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4,5]
Ratio of net investment income to average net assets[6]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[5]	The ratios of expenses to average net assets excluding interest expense and dividend expense for the years ended Nov. 30, 2018, 2017, and 2016 were 0.84%, 0.84%, and 0.87%, respectively.

[6]	The ratios of net investment income to average net assets excluding interest expense and dividend expense for the years ended Nov. 30, 2018, 2017, and 2016 were 2.65%, 2.76%, and 2.30%, respectively.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/19[1] (Unaudited)
			Year ended

	11/30/18	11/30/17	11/30/16	11/30/15	11/30/14
$14.15	$14.63	$13.64	$13.16	$13.73	$12.81

0.37	0.38	0.39	0.30	0.36	0.35
(0.37)	(0.43)	0.99	0.52	(0.58)	0.92
—	(0.05)	1.38	0.82	(0.22)	1.27

(0.19)	(0.38)	(0.39)	(0.34)	(0.35)	(0.35)
(0.82)	(0.05)	—	—	—	—
(1.01)	(0.43)	(0.39)	(0.34)	(0.35)	(0.35)
$ 13.14	$ 14.15	$ 14.63	$ 13.64	$ 13.16	$ 13.73

0.40%	(0.37% )	10.24%	6.37%	(1.66% )	10.01%

$157,558	$185,720	$201,285	$149,830	$147,133	$149,914
0.85%	0.84%	0.84%	0.88%	0.85%	0.85%
5.51%	2.66%	2.76%	2.29%	2.63%	2.60%
37%	57%	81%	102%	67%	56%

Notes to financial statements
Delaware Wealth Builder Fund	May 31, 2019 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Wealth Builder Fund, Delaware Small Cap Core Fund, and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Wealth Builder Fund (Fund). The Fund is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek to provide high current income and an investment that has the potential for capital appreciation.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Other debt securities and credit default swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended May 31, 2019 and for all open tax years (years ended Nov. 30, 2016–Nov. 30, 2018), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended May 31, 2019, the Fund did not incur any interest or tax penalties.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Underlying Funds – The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Fund invests include ETFs. The Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.

Repurchase Agreements – The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement,

Notes to financial statements

Delaware Wealth Builder Fund

1. Significant Accounting Policies (continued)

retention of the collateral may be subject to legal proceedings. At May 31, 2019, the Fund held no investments in repurchase agreements.

Short Sales – The Fund may make short sales in an attempt to protect against declines in an individual security or the overall market, to manage duration or for such other purposes consistent with the Fund’s investment objectives and strategies. Typically, short sales are transactions in which the Fund sells a security it does not own and, at the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. When a short sale transaction is closed out by delivery of the security, any gain or loss on the transaction generally is taxable as short-term capital gain or loss. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale, and potentially additional margin, will be retained by the broker from whom the security is borrowed, to the extent necessary to meet margin requirements, until the short position is closed out.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gain (loss) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Distributions received from investments in master limited partnerships are recorded as return of capital on investments. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2019, the Fund earned $4,460 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2019, the Fund earned $399 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended May 31, 2019, the Fund was charged $12,470 for these services.

Notes to financial statements

Delaware Wealth Builder Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2019, the Fund was charged $27,504 for these services.

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended May 31, 2019, the Fund was charged $9,326 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended May 31, 2019, DDLP earned $11,397 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2019, DDLP received gross CDSC commissions of $350 and $1,024 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the amount of shares that are owned of the Underlying Funds at different times.

3. Investments

For the six months ended May 31, 2019, the Fund made purchases and sales of investment securities other than US government securities and short-term investments as follows:

Purchases other than US government securities	$182,009,613
Purchases of US government securities	11,461,575
Sales other than US government securities	262,399,723
Sales of US government securities	12,723,091

At May 31, 2019, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2019, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$516,462,560

Aggregate unrealized appreciation of investments and derivatives	$25,967,813
Aggregate unrealized depreciation of investments and derivatives	(31,536,838)

Net unrealized depreciation of investments and derivatives	$(5,569,025)

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized on the next page.

Notes to financial statements

Delaware Wealth Builder Fund

3. Investments (continued)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The table below and on the following page summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2019:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stock

Communication Services	$14,427,455	$1,355,675	$—	$15,783,130

Consumer Discretionary	17,008,878	4,502,179	—	21,511,057

Consumer Staples	18,278,285	4,020,685	—	22,298,970

Diversified REITs	5,613,507	—	—	5,613,507

Energy	24,583,371	—	—	24,583,371

Financials	25,371,806	—	—	25,371,806

Healthcare	43,767,345	3,297,676	—	47,065,021
Healthcare REITs	7,466,064	—	—	7,466,064
Hotel REITs	676,500	—	—	676,500
Industrial REITs	1,579,357	—	—	1,579,357
Industrials	15,922,265	3,366,220	—	19,288,485
Information Technology	22,667,743	—	—	22,667,743
Mall REITs	1,653,804	—	—	1,653,804
Manufactured Housing REITs	1,980,409	—	—	1,980,409
Materials	5,008,223	890,523	—	5,898,746
Mortgage REIT	1,032,532	—	—	1,032,532
Multifamily REITs	15,600,509	—	—	15,600,509
Office REITs	1,133,140	—	—	1,133,140
Real Estate Operating/Development	2,640,284	—	—	2,640,284
Self-Storage REITs	107,160	—	—	107,160
Shopping Center REITs	853,202	—	—	853,202
Single Tenant REITs	2,919,106	—	—	2,919,106
Specialty REITs	4,438,243	—	—	4,438,243
Utilities	9,177,054	—	—	9,177,054
Exchange-Traded Funds	8,796,595	—	—	8,796,595
Limited Partnerships	—	—	7,789,703	7,789,703
Convertible Preferred Stock[1]	5,015,029	3,564,326	—	8,579,355
Corporate Debt	—	141,444,846	—	141,444,846
Leveraged Non-Recourse Security	—	—	—	—
Municipal Bonds	—	34,923,325	—	34,923,325
Non-Agency Commercial Mortgage-Backed Security	—	529,619	—	529,619
Foreign Debt	—	5,579,929	—	5,579,929
US Treasury Obligations	—	1,352,530	—	1,352,530
Preferred Stock[1]	4,578,342	494,000	—	5,072,342

Notes to financial statements

Delaware Wealth Builder Fund

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Closed End Fund	$3,371,148	$—	$—	$3,371,148
Short-Term Investments	32,426,497	—	—	32,426,497

Total Value of Securities Before Options Written	$298,093,853	$205,321,533	$7,789,703	$511,205,089

Liabilities:
Derivatives[2]
Assets:
Futures Contracts	$139,271	$—	$—	$139,271
Swap Contract	—	70,607	—	70,607

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total value of these security types:

	Level 1	Level 2	Total
Convertible Preferred Stock	58.45%	41.55%	100.00%
Preferred Stock	90.26%	9.74%	100.00%

2Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

The security that has been valued at zero on the “Schedule of investments” is considered to be a Level 3 investment in this table.

During the six months ended May 31, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets.

	Limited Partnerships	Loan Agreements	Total
Beginning balance Nov. 30, 2018	$ 9,669,138	$ 20,183	$ 9,689,321
Purchases	65,566	—	65,566
Sales	—	(20,183)	(20,183)
Amortization	(2,013,914)	—	(2,013,914)
Net change in unrealized appreciation (depreciation)	68,913	—	68,913
Ending balance May 31, 2019	$ 7,789,703	$ —	$ 7,789,703
Net change in unrealized appreciation from investments still held at the end of the period	$ 68,913	$ —	$ 68,913

When market quotations are not readily available for one or more portfolio securities, the Fund’s NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker/dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

Notes to financial statements

Delaware Wealth Builder Fund

3. Investments (continued)

Quantitative information about Level 3 fair value measurements for the Fund are as follows:

Assets	Value	Valuation Techniques	Unobservable Inputs
Limited Partnership	$1,508,303	Market cap rate method	Trailing 12 months NOI, adjusted for assets and liabilities; liquidity discount
Limited Partnership	6,281,400	Acquisition price	Acquisition price adjusted for liquidity discount
Total	$7,789,703

A significant change to the inputs may result in a significant change to the valuation.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended	Year ended
	5/31/19	11/30/18
Shares sold:
Class A	782,043	4,082,871
Class C	321,513	414,960
Class R	8,459	51,084
Institutional Class	1,100,402	3,412,530

Shares from merger:
Class A	—	2,344,699
Class C	—	725,393
Class R	—	130,757
Institutional Class	—	328,897

Shares issued upon reinvestment of dividends and distributions:
Class A	1,438,706	494,157
Class C	677,859	234,968
Class R	10,744	5,054
Institutional Class	932,237	360,758

	5,271,963	12,586,128

	Six months ended	Year ended
	5/31/19	11/30/18
Shares redeemed:
Class A	(2,840,685)	(5,120,956)
Class C	(2,081,069)	(7,087,765)
Class R	(28,437)	(206,501)
Institutional Class	(3,162,308)	(4,741,179)

	(8,112,499)	(17,156,401)

Net decrease	(2,840,536)	(4,570,273)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and on the “Statements of changes in net assets.” For the six months ended May 31, 2019 and year ended Nov. 30, 2018, the Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Six months ended 5/31/19	7,323	26,314	18,794	14,884	$451,488
Year ended 11/30/18	27,361	374,773	298,584	106,942	5,847,175

5. Fund Merger

As of the close of business on Dec. 15, 2017, the Fund acquired all of the assets and liabilities of Delaware Foundation® Growth Allocation Fund (“Acquired Fund”), an open-end investment company, in exchange for the shares of Delaware Wealth Builder Fund (“Acquiring Fund”) pursuant to a Plan and Agreement of Reorganization (“Reorganization”). For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value. The shareholders of the Acquired Fund received shares of the respective class of the Acquiring Fund equal to the aggregate net asset value of their shares in the Acquired Fund by a taxable exchange prior to the Reorganization, as shown in the table on the next page.

Notes to financial statements

Delaware Wealth Builder Fund

5. Fund Merger (continued)

	Acquired Fund Shares Outstanding	Shares Converted to Acquiring Fund	Acquired Fund Net Assets	Conversion Ratio
Class A	3,642,448	2,344,699	$34,209,151	0.644
Class C	1,167,237	725,393	10,597,997	0.621
Class R	205,030	130,757	1,907,750	0.638
Institutional Class	507,236	328,897	4,798,603	0.648

The net assets of the Acquiring Fund before the acquisition were $687,884,216. The net assets of the Acquiring Fund immediately following the acquisition were $739,397,717.

If the acquisition had been completed on Dec. 1, 2017, the beginning of the Acquiring Fund’s reporting period, the Acquiring Fund’s pro forma results of operations for the six months ended Nov 30, 2018, would have been as follows (unaudited):

Net investment income	$15,806,818	(a)
Net realized gain	36,664,200	(b)
Net change in unrealized appreciation (depreciation)	(50,776,959	) (c)

Net increase in net assets resulting from operations	$1,694,059

(a)$15,203,067, as reported in the “Statement of operations,” plus $603,751 net investment income from Delaware Foundation® Growth Allocation Fund pre-merger.

(b)$32,211,435, as reported in the “Statement of operations,” plus $4,452,765 net realized gain from Delaware Foundation Growth Allocation Fund pre-merger.

(c)$(51,994,176), as reported in the “Statement of operations,” plus $1,217,217 net change in unrealized appreciation (depreciation) from Delaware Foundation Growth Allocation Fund pre-merger.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s “Statement of operations” since Dec. 18, 2017.

6. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $220,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 4, 2019.

The Fund had no amounts outstanding as of May 31, 2019, or at any time during the period then ended.

7. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended May 31, 2019, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was

Notes to financial statements

Delaware Wealth Builder Fund

7. Derivatives (continued)

closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At May 31, 2019, the Fund posted $400,000 in cash as margin for open futures contracts, which is included in “Cash collateral due from broker” on the “Statement of assets and liabilities.”

During the six months ended May 31, 2019, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts — The Fund may enter into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. There were no open written option contracts at May 31, 2019.

During the six months ended May 31, 2019, the Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions.

Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended May 31, 2019, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for central cleared CDS basket trades, as determined by the applicable central counterparty. During the six months ended May 31, 2019, the Fund did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended May 31, 2019, the Fund used CDS contracts to hedge against credit events.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

At May 31, 2019, the Fund posted $787,559 in cash collateral for open centrally cleared CDS contracts, which is included in “Cash collateral due from broker” on the “Statement of assets and liabilities.”

Notes to financial statements

Delaware Wealth Builder Fund

7. Derivatives (continued)

Fair values of derivative instruments as of May 31, 2019 were as follows:

	Asset Derivatives Fair Value

Statement of Assets and Liabilities Location	Equity Contracts	Credit Contracts	Total
Variation margin due from broker on centrally cleared credit default swap contracts	$—	$70,607	$70,607
Variation margin due from broker on futures contracts*	139,271	—	139,271

Total	$139,271	$70,607	$209,878

*Includes cumulative appreciation/depreciation of futures contracts from the date the contracts were opened through May 31, 2019. Only current day variation margin is reported on the “Statement of assets and liabilities.”

The effect of derivative instruments on the “Statement of operations” for the six months ended May 31, 2019 was as follows:

	Net Realized Gain (Loss) on:

	Foreign Currency Exchange Contracts	Futures Contracts	Options Written	Swap Contracts	Total
Currency contracts	$(4,741)	$—	$—	$—	$(4,741)
Equity contracts	—	(238,870)	1,301,809	—	1,062,939
Credit contracts	—	—	—	150,033	150,033

Total	$(4,741)	$(238,870)	$1,301,809	$150,033	$1,208,231

		Net Change in Unrealized Appreciation (Depreciation) of:

		Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts		$24	$ —	$—	$ 24
Equity contracts		—	105,787	—	105,787
Credit contracts		—	—	(87)	(87)
Total		$24	$105,787	$(87)	$105,724

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended May 31, 2019.

	Long Derivatives Volume	Short Derivatives Volume
Foreign currency exchange contracts (average cost)	$196,990	$285,607
Futures contracts (average notional value)	464,229	8,219,160
Options contracts (average notional value)	—	92,055
CDS contracts (average notional value)*	3,808,871	—

*Long represents buying protection and short represents selling protection.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the

Notes to financial statements

Delaware Wealth Builder Fund

8. Securities Lending (continued)

shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended May 31, 2019, the Fund had no securities out on loan.

9. Credit and Market Risk

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2019. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. The Fund also invests in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Fund will limit its investments in Real Estate Limited Partnerships to 5% of its total assets at the time of purchase.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn

Notes to financial statements

Delaware Wealth Builder Fund

9. Credit and Market Risk (continued)

portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and restricted securities held by the Fund have been identified on the “Schedule of investments.” Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued an ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2019, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)

Delaware Wealth Builder Fund

Board consideration of sub-advisory agreements for Delaware Wealth Builder Fund at a meeting held February 27-28, 2019

At a meeting held on Feb. 27-28, 2019, the Board of Trustees (the “Board”) of Delaware Wealth Builder Fund (the “Fund”), including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved new Sub-Advisory Agreements between Delaware Management Company (“DMC” or “Management”) and Macquarie Investment Management Europe Limited (“MIMEL”), Macquarie Investment Management Austria Kapitalanlage (“MIMAK”), and Macquarie Investment Management Global Limited (“MIMGL”), respectively. MIMEL, MIMAK, and MIMGL may also be referenced as “sub-advisors” below.

In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about each of MIMEL, MIMAK, and MIMGL, including its personnel, operations, and financial condition, which had been provided by MIMEL, MIMAK, and MIMGL, respectively. The Board also reviewed material furnished by DMC in advance of the meeting, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by MIMEL, MIMAK, and MIMGL; information concerning MIMEL’s, MIMAK’s, and MIMGL’s organizational structure and the experience of their key investment management personnel; copies of MIMEL’s, MIMAK’s, and MIMGL’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMEL, MIMAK, and MIMGL; and a copy of the Sub-Advisory Agreements.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with their independent counsel. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision to approve the Sub-Advisory Agreements. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, extent, and quality of services. In considering the nature, extent, and quality of the services to be provided by the sub-advisors, the Board reviewed the services to be provided by each sub-advisor pursuant to each Sub-Advisory Agreement and as described at the meeting. The Board reviewed materials provided by the sub-advisors regarding the experience and qualifications of the personnel who will be responsible for providing services to the Fund. The Board also considered relevant performance information provided with respect to each sub-advisor. In discussing the nature of the services proposed to be provided by the sub-advisors, it was observed that, unlike traditional sub-advisors who make all of the investment-related decisions with respect to a sub-advised portfolio, the relationship between DMC (the Fund’s investment manager) and the sub-advisors as currently contemplated is primarily more of a collaborative effort between DMC and the sub-advisors and a cross pollination of investment ideas. The Board further noted the stated intention under the new Sub-Advisory Agreements that DMC would have the sole discretion to delegate portions of the implementation of the Fund’s strategy to the sub-advisors, who would be permitted to execute Fund trades and exercise investment discretion pursuant to that delegation and subject to DMC oversight. However, DMC and the Fund’s named portfolio managers will continue to retain principal responsibility for the Fund’s strategy and investment process and be primarily responsible for the day-to-day management of the Fund’s portfolio. Based upon these considerations, the Board was satisfied with the nature and quality of the overall services to be provided by the sub-advisors to the Fund and its shareholders and was confident in the abilities of the sub-advisors to provide quality services to the Fund and its shareholders.

Investment performance. In regard to the appointment of the sub-advisors for the Fund, the Board reviewed information on prior performance for the sub-advisors. In evaluating performance, the Board considered that the sub-advisors would provide investment advice and recommendations, including with respect to specific securities, but that DMC’s portfolio managers for the Fund would retain principal responsibility for the Fund’s strategy as described above. In addition, the Board considered that the sub-advisors would also execute Fund security trades on behalf of DMC and be permitted by DMC to exercise investment discretion for securities in certain markets where DMC wanted to utilize a sub-advisor’s specialized market knowledge.

Sub-advisory fees. The Board considered that DMC would pay the sub-advisors a sub-advisory fee based on the extent to which a sub-advisor provides services to the Fund as described in the Sub-Advisory Agreements. In considering the appropriateness of the sub-advisory fees, the Board also reviewed and considered the fees in light of the nature, extent, and quality of the sub-advisory services to be provided by each sub-advisor, as more fully discussed above. The Board noted that the sub-advisory fees are paid by DMC to each sub-advisor and are not additional fees borne by the Fund, and that the management fee paid by the Fund to DMC would stay the same at current asset levels. The Board was provided with information showing an estimate of the sub-advisory fees to be paid to each sub-advisor based on a projection of sub-advisor allocations given certain historical investment trends, as well as information regarding the expected impact the sub-advisory arrangements would have on the profitability of DMC. The Board also noted that, given the collaborative nature of the services to be provided by the sub-advisors to the Fund, there were no comparable accounts and corresponding fees to which the sub-advisors were able to compare this arrangement. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between DMC and the sub-advisors, the proposed fee arrangement was understandable and reasonable.

Profitability, economies of scale, and fall out benefits. Information about each sub-advisor’s profitability from its relationship with the Fund was not available because it had not begun to provide services to the Fund. With regard to potential fall-out benefits derived or to be derived by the sub-advisors and their affiliates in connection with their relationship to the Fund, the Board considered the potential benefit to DMC and the sub-advisors of marketing a global approach on the portfolio management of their fixed income investment strategies. The Trustees also noted that economies of scale are shared with the Fund and its shareholders through investment management fee breakpoints in DMC’s fee schedule for the Fund so that as the Fund grows in size, its effective investment management fee rate declines.

About the organization

Board of trustees
Shawn K. Lytle	Ann D. Borowiec	Lucinda S. Landreth	Thomas K. Whitford
President and	Former Chief Executive	Former Chief Investment	Former Vice Chairman
Chief Executive Officer	Officer	Officer	PNC Financial Services Group
Delaware Funds®	Private Wealth Management	Assurant, Inc.	Pittsburgh, PA
by Macquarie	J.P. Morgan Chase & Co.	New York, NY	Christianna Wood Chief Executive Officer and President
Philadelphia, PA	New York, NY	Frances A. Sevilla-Sacasa
Thomas L. Bennett	Joseph W. Chow
Chairman of the Board	Former Executive Vice	Former Chief Executive	Gore Creek Capital, Ltd.
Delaware Funds	President	Officer	Golden, CO
by Macquarie	State Street Corporation	Banco Itaú International	Janet L. Yeomans Former Vice President and Treasurer 3M Company St. Paul, MN
Private Investor	Boston, MA	Miami, FL
Rosemont, PA	John A. Fry
Jerome D. Abernathy	President
Managing Member	Drexel University
Stonebrook Capital	Philadelphia, PA
Management, LLC
Jersey City, NJ

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Wealth Builder Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q or Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Semiannual report

US equity mutual fund

Delaware Small Cap Core Fund

May 31, 2019

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Small Cap Core Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P.

(DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of May 31, 2019, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2019 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from December 1, 2018 to May 31, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2018 to May 31, 2019.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from December 1, 2018 to May 31, 2019 (Unaudited)

Delaware Small Cap Core Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/18	Ending Account Value 5/31/19	Annualized Expense Ratio	Expenses Paid During Period 12/1/18 to 5/31/19*

Actual Fund return†
Class A	$1,000.00	$957.10	1.10%	$5.37
Class C	1,000.00	953.10	1.85%	9.01
Class R	1,000.00	955.60	1.35%	6.58
Institutional Class	1,000.00	958.10	0.85%	4.15
Class R6	1,000.00	958.60	0.72%	3.52
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.45	1.10%	$5.54
Class C	1,000.00	1,015.71	1.85%	9.30
Class R	1,000.00	1,018.20	1.35%	6.79
Institutional Class	1,000.00	1,020.69	0.85%	4.28
Class R6	1,000.00	1,021.34	0.72%	3.63

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

2

Security type / sector allocation and top 10

equity holdings

Delaware Small Cap Core Fund	As of May 31, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock	97.72%
Basic Materials	7.18%
Business Services	5.53%
Capital Goods	9.99%
Communications Services	1.64%
Consumer Discretionary	3.93%
Consumer Services	2.40%
Consumer Staples	1.96%
Credit Cyclicals	0.30%
Energy	2.04%
Financials	17.43%
Healthcare	15.33%
Information Technology	15.88%
Media	0.46%
Real Estate Investment Trusts	8.39%
Transportation	0.48%
Utilities	4.78%
Short-Term Investments	3.15%
Total Value of Securities	100.87%
Liabilities Net of Receivables and Other Assets	(0.87%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Q2 Holdings	1.73%
Spire	1.68%
NorthWestern	1.59%
Essent Group	1.57%
South Jersey Industries	1.51%
j2 Global	1.48%
Selective Insurance Group	1.35%
MGIC Investment	1.35%
Repligen	1.33%
WNS Holdings ADR	1.28%

3

Schedule of investments
Delaware Small Cap Core Fund	May 31, 2019 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 97.72%

Basic Materials – 7.18%
Balchem	291,986	$26,480,210
Boise Cascade	1,400,637	31,094,141
Coeur Mining †	3,961,240	11,249,922
Continental Building Products †	1,853,080	42,287,286
Kaiser Aluminum	496,962	44,289,253
Minerals Technologies	835,043	43,405,535
Neenah	741,120	42,362,419
Quaker Chemical	199,820	36,139,445
Worthington Industries	1,169,173	39,915,566

		317,223,777

Business Services – 5.53%
ABM Industries	1,153,882	41,828,223
ASGN †	593,101	30,088,014
BrightView Holdings †	1,263,809	21,118,248
Casella Waste Systems Class A †	1,159,254	44,886,315
Kforce	271,841	9,446,475
Navigant Consulting	1,300,002	28,600,044
US Ecology	645,226	38,403,852
WageWorks †	596,810	29,822,596

		244,193,767

Capital Goods – 9.99%
Applied Industrial Technologies	693,733	37,690,514
Barnes Group	581,855	30,093,541
Belden	513,984	26,315,981
Columbus McKinnon	1,300,735	47,164,651
ESCO Technologies	480,785	33,602,064
Federal Signal	1,931,443	46,142,173
Granite Construction	874,946	35,164,080
Kadant	503,555	40,878,595
MasTec †	628,105	29,200,601
MYR Group †	1,018,398	32,884,071
Tetra Tech	833,401	56,271,236
Woodward	240,140	26,156,049

		441,563,556

Communications Services – 1.64%
ATN International	422,504	24,716,484
InterXion Holding †	645,923	47,610,984

		72,327,468

Consumer Discretionary – 3.93%
American Eagle Outfitters	2,425,944	42,211,426
Five Below †	349,130	44,943,505

4

	Number of shares	Value (US $)

Common Stock (continued)

Consumer Discretionary (continued)
Malibu Boats Class A †	852,093	$30,590,139
Steven Madden	1,854,536	56,118,259

		173,863,329

Consumer Services – 2.40%
Cheesecake Factory	830,722	35,928,727
Chuy’s Holdings †	537,335	11,885,850
Hawaiian Holdings	620,393	15,497,417
Jack in the Box	513,092	42,689,254

		106,001,248

Consumer Staples – 1.96%
J&J Snack Foods	301,268	48,458,958
Prestige Consumer Healthcare †	1,315,799	38,197,645

		86,656,603

Credit Cyclicals – 0.30%
Tenneco Class A	1,314,992	13,071,020

		13,071,020

Energy – 2.04%
Carrizo Oil & Gas †	2,801,794	28,522,263
Keane Group †	2,616,559	19,205,543
KLX Energy Services Holdings †	374,899	7,385,510
Patterson-UTI Energy	1,758,668	18,694,641
SRC Energy †	1,739,030	8,243,002
US Silica Holdings	764,048	7,930,818

		89,981,777

Financials – 17.43%
American Equity Investment Life Holding	1,293,150	36,609,077
Bryn Mawr Bank	434,393	15,881,408
CenterState Bank	1,824,362	39,935,284
City Holding	461,464	33,709,945
Essent Group †	1,474,167	69,212,141
First Bancorp	872,726	30,903,228
First Financial Bancorp	1,743,816	38,921,973
First Interstate BancSystem Class A	790,902	29,192,193
Great Western Bancorp	1,426,993	44,336,672
Hamilton Lane Class A	533,807	26,241,952
Hope Bancorp	647,068	8,327,765
Independent Bank	417,232	28,935,039
Independent Bank Group	762,222	39,361,144
MGIC Investment †	4,405,905	59,700,013
Old National Bancorp	2,538,723	40,467,245
Primerica	163,510	18,780,759
Selective Insurance Group	835,339	59,852,039

5

Schedule of investments

Delaware Small Cap Core Fund

	Number of shares	Value (US $)

Common Stock (continued)

Financials (continued)
Sterling Bancorp	579,829	$11,196,498
Stifel Financial	1,009,821	54,156,700
Umpqua Holdings	717,383	11,456,607
United Community Banks	308,223	8,170,992
Valley National Bancorp	3,107,279	30,513,480
WSFS Financial	869,418	34,507,200

		770,369,354

Healthcare – 15.33%
Adamas Pharmaceuticals †	1,872,197	8,799,326
Array BioPharma †	1,285,586	33,965,182
CONMED	661,596	53,245,246
CryoLife †	1,244,773	35,787,224
Ligand Pharmaceuticals Class B †	368,855	39,607,650
Medicines †	1,022,576	36,454,834
Merit Medical Systems †	903,809	46,663,659
Natera †	1,825,596	41,806,148
NuVasive †	575,192	33,338,128
Puma Biotechnology †	760,377	11,245,976
Quidel †	825,191	45,633,062
Repligen †	844,081	58,638,307
Retrophin †	2,051,728	38,018,520
Spark Therapeutics †	219,905	23,969,645
Spectrum Pharmaceuticals †	2,262,385	16,651,154
Supernus Pharmaceuticals †	761,153	22,857,425
Tabula Rasa HealthCare †	497,692	22,480,748
Ultragenyx Pharmaceutical †	486,726	26,735,859
Vanda Pharmaceuticals †	2,001,142	29,376,765
Wright Medical Group †	1,705,204	52,383,867

		677,658,725

Information Technology – 15.88%
Anixter International †	507,409	27,075,344
Arlo Technologies †	78,022	267,615
Blackbaud	207,140	15,933,209
Brooks Automation	1,485,810	52,731,397
ExlService Holdings †	799,565	47,382,222
II-VI †	1,285,343	40,398,330
j2 Global	776,621	65,461,384
LendingTree †	94,475	35,498,037
MACOM Technology Solutions Holdings †	317,189	4,488,224
MaxLinear †	1,664,642	35,240,471
Mimecast †	477,469	21,677,093

6

	Number of shares	Value (US $)

Common Stock (continued)

Information Technology (continued)
NETGEAR †	684,187	$17,241,512
Paylocity Holding †	316,616	31,731,256
Plantronics	584,722	24,014,533
Proofpoint †	63,100	7,089,916
Q2 Holdings †	1,044,390	76,491,124
Rapid7 †	721,243	37,684,947
Semtech †	952,122	37,923,019
Silicon Laboratories †	409,427	38,310,084
SYNNEX	70,527	6,115,396
WNS Holdings ADR †	1,024,440	56,692,510
Yelp †	725,395	22,291,388

		701,739,011

Media – 0.46%
Nexstar Media Group Class A	201,960	20,226,294

		20,226,294

Real Estate Investment Trusts – 8.39%
American Assets Trust	268,016	12,165,246
Armada Hoffler Properties	1,431,189	23,614,619
Cousins Properties	4,059,703	36,740,312
EastGroup Properties	471,800	52,369,800
First Industrial Realty Trust	1,505,976	52,272,427
Kite Realty Group Trust	2,924,087	44,446,122
Mack-Cali Realty	1,671,273	37,971,323
Pebblebrook Hotel Trust	1,295,068	36,041,742
Physicians Realty Trust	1,648,285	30,180,098
RPT Realty	3,703,536	45,072,033

		370,873,722

Transportation – 0.48%
Hub Group Class A †	548,015	21,350,664

		21,350,664

Utilities – 4.78%
NorthWestern	988,595	70,130,929
South Jersey Industries	2,108,698	66,529,422
Spire	893,476	74,444,420

		211,104,771

Total Common Stock (cost $4,503,311,892)		4,318,205,086

7

Schedule of investments

Delaware Small Cap Core Fund

	Number of shares	Value (US $)

Short-Term Investments – 3.15%

Money Market Mutual Funds – 3.15%
BlackRock FedFund – Institutional Shares (seven-day effective yield 2.30%)	27,835,427	$27,824,575
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 2.27%)	27,835,427	27,824,518
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.30%)	27,835,427	27,824,542
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 2.29%)	27,835,427	27,824,610
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 2.24%)	27,835,427	27,824,278

Total Short-Term Investments (cost $139,122,523)		139,122,523

Total Value of Securities – 100.87% (cost $4,642,434,415)		$4,457,327,609

†	Non-income producing security.

Summary of Abbreviations:

ADR – American Depositary Receipt

GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

8

Statement of assets and liabilities
Delaware Small Cap Core Fund	May 31, 2019 (Unaudited)

Assets:
Investments, at value[1]	$4,457,327,609
Receivable for fund shares sold	10,429,441
Receivable for securities sold	6,089,479
Dividends and interest receivable	2,790,850

Total assets	4,476,637,379

Liabilities:
Payable for securities purchased	47,122,915
Payable for fund shares redeemed	6,841,002
Investment management fees payable to affiliates	2,529,653
Other accrued expenses	912,400
Distribution fees payable to affiliates	195,167
Dividend disbursing and transfer agent fees and expenses payable to affiliates	38,798
Trustees’ fees and expenses payable to affiliates	37,560
Accounting and administration expenses payable to affiliates	15,192
Legal fees payable to affiliates	6,710
Reports and statements to shareholders expenses payable to affiliates	4,378

Total liabilities	57,703,775

Total Net Assets	$4,418,933,604

Net Assets Consist of:
Paid-in capital	$4,622,012,933
Total distributable earnings (loss)	(203,079,329)

Total Net Assets	$4,418,933,604

9

Statement of assets and liabilities

Delaware Small Cap Core Fund

Net Asset Value
Class A:
Net assets	$257,451,069
Shares of beneficial interest outstanding, unlimited authorization, no par	12,499,361
Net asset value per share	$20.60
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$21.86

Class C:
Net assets	$139,448,561
Shares of beneficial interest outstanding, unlimited authorization, no par	7,690,502
Net asset value per share	$18.13

Class R:
Net assets	$25,997,831
Shares of beneficial interest outstanding, unlimited authorization, no par	1,310,075
Net asset value per share	$19.84

Institutional Class:
Net assets	$3,439,486,155
Shares of beneficial interest outstanding, unlimited authorization, no par	162,905,987
Net asset value per share	$21.11

Class R6:
Net assets	$556,549,988
Shares of beneficial interest outstanding, unlimited authorization, no par	26,339,723
Net asset value per share	$21.13

[1] Investments, at cost	$4,642,434,415

See accompanying notes, which are an integral part of the financial statements.

10

Statement of operations
Delaware Small Cap Core Fund	Six months ended May 31, 2019 (Unaudited)

Investment Income:
Dividends	$25,169,920
Interest	520,810

25,690,730

Expenses:
Management fees	13,961,444
Dividend disbursing and transfer agent fees and expenses	2,839,469
Distribution expenses — Class A	332,919
Distribution expenses — Class C	748,309
Distribution expenses — Class R	67,840
Accounting and administration expenses	409,713
Reports and statements to shareholders expenses	297,059
Registration fees	222,583
Trustees’ fees and expenses	131,300
Legal fees	104,103
Custodian fees	72,123
Audit and tax fees	17,960
Other	65,748

19,270,570
Less expenses paid indirectly	(11,925)

Total operating expenses	19,258,645

Net Investment Income	6,432,085

Net Realized and Unrealized Loss:
Net realized loss on investments	(11,199,076)
Net change in unrealized appreciation (depreciation) of investments	(184,242,303)

Net Realized and Unrealized Loss	(195,441,379)

Net Decrease in Net Assets Resulting from Operations	$(189,009,294)

See accompanying notes, which are an integral part of the financial statements.

11

Statements of changes in net assets

Delaware Small Cap Core Fund

	Six months ended 5/31/19 (Unaudited)	Year ended 11/30/18

Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,432,085	$13,516,669
Net realized gain (loss)	(11,199,076)	343,964,368
Net change in unrealized appreciation (depreciation)	(184,242,303)	(438,421,978)

Net decrease in net assets resulting from operations	(189,009,294)	(80,940,941)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(23,201,283)	(24,118,583)
Class C	(15,155,451)	(12,756,944)
Class R	(2,408,871)	(2,553,434)
Institutional Class	(284,199,890)	(170,782,143)
Class R6	(35,356,232)	(3,959,994)

	(360,321,727)	(214,171,098)

Capital Share Transactions:
Proceeds from shares sold:
Class A	43,658,966	122,183,732
Class C	9,059,820	55,673,270
Class R	2,651,592	9,215,190
Institutional Class	873,277,808	2,097,348,975
Class R6	219,311,797	501,388,246

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	22,970,955	23,939,317
Class C	15,002,741	12,623,788
Class R	2,408,397	2,553,432
Institutional Class	234,609,635	138,241,898
Class R6	33,313,487	3,959,994

	1,456,265,198	2,967,127,842

12

	Six months ended 5/31/19 (Unaudited)	Year ended 11/30/18

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(62,395,699)	$(161,013,497)
Class C	(29,641,350)	(40,269,838)
Class R	(3,629,340)	(14,304,721)
Institutional Class	(680,391,461)	(819,289,460)
Class R6	(61,784,478)	(125,112,319)

	(837,842,328)	(1,159,989,835)

Increase in net assets derived from capital share transactions	618,422,870	1,807,138,007

Net Increase in Net Assets	69,091,849	1,512,025,968

Net Assets:
Beginning of period	4,349,841,755	2,837,815,787

End of period	$4,418,933,604	$4,349,841,755

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights

Delaware Small Cap Core Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income (loss) to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended 5/31/19[1]	Year ended
(Unaudited)	11/30/18	11/30/17	11/30/16	11/30/15	11/30/14

$ 23.91	$25.74	$22.23	$20.32	$20.43	$19.54

0.01	0.05	(0.03)	(0.02)	(0.04)	(0.06)
(1.33)	0.04	3.78	2.52	1.01	1.45

(1.32)	0.09	3.75	2.50	0.97	1.39

(0.02)	—	—	—	—	—
(1.97)	(1.92)	(0.24)	(0.59)	(1.08)	(0.50)

(1.99)	(1.92)	(0.24)	(0.59)	(1.08)	(0.50)

$ 20.60	$23.91	$25.74	$22.23	$20.32	$20.43

(4.29% )	0.44%	17.02%	12.86%	4.86%	7.28%

$257,451	$288,721	$324,710	$358,054	$266,427	$136,070
1.10%	1.12%	1.18%	1.24%	1.28%	1.32%
0.09%	0.19%	(0.12% )	(0.09% )	(0.22% )	(0.30% )
15%	38%	54%	43%	38%	30%

15

Financial highlights

Delaware Small Cap Core Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment loss to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended 5/31/19[1]	Year ended
(Unaudited)	11/30/18	11/30/17	11/30/16	11/30/15	11/30/14
$ 21.38	$23.38	$20.36	$18.80	$19.11	$18.45

(0.06)	(0.13)	(0.19)	(0.15)	(0.18)	(0.19)
(1.22)	0.05	3.45	2.30	0.95	1.35

(1.28)	(0.08)	3.26	2.15	0.77	1.16

(1.97)	(1.92)	(0.24)	(0.59)	(1.08)	(0.50)

(1.97)	(1.92)	(0.24)	(0.59)	(1.08)	(0.50)

$ 18.13	$21.38	$23.38	$20.36	$18.80	$19.11

(4.69% )	(0.31% )	16.17%	12.01%	4.11%	6.44%

$139,449	$168,400	$154,837	$126,787	$99,019	$51,923
1.85%	1.87%	1.93%	1.99%	2.03%	2.07%
(0.66% )	(0.56% )	(0.87% )	(0.84% )	(0.97% )	(1.05% )
15%	38%	54%	43%	38%	30%

17

Financial highlights

Delaware Small Cap Core Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment loss to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended 5/31/19[1]	Year ended
(Unaudited)	11/30/18	11/30/17	11/30/16	11/30/15	11/30/14
$ 23.12	$25.01	$21.66	$19.86	$20.04	$19.22

(0.02)	(0.02)	(0.08)	(0.06)	(0.09)	(0.11)
(1.29)	0.05	3.67	2.45	0.99	1.43

(1.31)	0.03	3.59	2.39	0.90	1.32

(1.97)	(1.92)	(0.24)	(0.59)	(1.08)	(0.50)

(1.97)	(1.92)	(0.24)	(0.59)	(1.08)	(0.50)

$ 19.84	$23.12	$25.01	$21.66	$19.86	$20.04

(4.44% )	0.19%	16.73%	12.60%	4.60%	7.03%

$25,998	$28,138	$33,112	$31,416	$28,178	$15,833
1.35%	1.37%	1.43%	1.49%	1.53%	1.57%
(0.16% )	(0.06% )	(0.37% )	(0.34% )	(0.47% )	(0.55% )
15%	38%	54%	43%	38%	30%

19

Financial highlights

Delaware Small Cap Core Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income (loss) to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended 5/31/19[1]	Year ended
(Unaudited)	11/30/18	11/30/17	11/30/16	11/30/15	11/30/14
$ 24.50	$26.29	$22.66	$20.65	$20.69	$19.74

0.04	0.11	0.03	0.03	0.01	(0.01)
(1.37)	0.05	3.86	2.57	1.03	1.46

(1.33)	0.16	3.89	2.60	1.04	1.45

(0.09)	(0.03)	(0.02)	—	—	—
(1.97)	(1.92)	(0.24)	(0.59)	(1.08)	(0.50)

(2.06)	(1.95)	(0.26)	(0.59)	(1.08)	(0.50)

$ 21.11	$24.50	$26.29	$22.66	$20.65	$20.69

(4.19% )	0.69%	17.31%	13.15%	5.15%	7.51%

$3,439,486	$3,451,251	$2,275,563	$1,271,533	$620,220	$224,771
0.85%	0.87%	0.93%	0.99%	1.03%	1.07%
0.34%	0.44%	0.13%	0.16%	0.03%	(0.05% )
15%	38%	54%	43%	38%	30%

21

Financial highlights

Delaware Small Cap Core Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Portfolio turnover is representative of the Fund for the entire year ended Nov. 30, 2016.

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended 5/31/19[1]	Year ended		5/2/16[2] to
(Unaudited)	11/30/18	11/30/17	11/30/16
$ 24.54	$26.32	$22.68	$19.09

0.05	0.15	0.06	0.03
(1.37)	0.05	3.86	3.56

(1.32)	0.20	3.92	3.59

(0.12)	(0.06)	(0.04)	—
(1.97)	(1.92)	(0.24)	—

(2.09)	(1.98)	(0.28)	—

$ 21.13	$24.54	$26.32	$22.68

(4.14% )	0.86%	17.45%	18.81%

$556,550	$413,332	$49,594	$2
0.72%	0.74%	0.79%	0.82%
0.47%	0.57%	0.27%	0.29%
15%	38%	54%	43%	[5]

23

Notes to financial statements
Delaware Small Cap Core Fund	May 31, 2019 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Wealth Builder Fund, Delaware Small Cap Core Fund, and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Core Fund (Fund). The Fund is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed

24

the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended May 31, 2019 and for all open tax years (years ended Nov. 30, 2016-Nov. 30, 2018), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended May 31, 2019, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares are not allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or financial intermediaries.

Repurchase Agreements — The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At May 31, 2019, the Fund held no investments in repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on

25

Notes to financial statements

Delaware Small Cap Core Fund

1. Significant Accounting Policies (continued)

the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2019, the Fund earned $10,148 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2019, the Fund earned $1,777 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended May 31, 2019, the Fund was charged $84,131 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2019, the Fund was charged $215,537 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares,

26

1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended May 31, 2019, the Fund was charged $63,425 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended May 31, 2019, DDLP earned $17,513 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2019, DDLP received gross CDSC commissions of $28,720 and $12,419, on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the amount of shares that are owned of the Underlying Funds at different times.

Cross trades for the six months ended May 31, 2019 were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended May 31, 2019, the Fund engaged in Rule 17a-7 securities sales of $8,465,620, which did not result in a net realized gain or loss. The Fund did not engage in Rule 17a-7 securities purchases for the six months ended May 31, 2019.

27

Notes to financial statements

Delaware Small Cap Core Fund

3. Investments

For the six months ended May 31, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$838,854,915
Sales	623,516,220

At May 31, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2019, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$4,642,434,415

Aggregate unrealized appreciation of investments	$388,679,549
Aggregate unrealized depreciation of investments	(573,786,355)

Net unrealized depreciation of investments	$(185,106,806)

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

28

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2019:

Level 1
Securities
Assets:
Common Stock	$4,318,205,086
Short-Term Investments	139,122,523

Total Value of Securities	$4,457,327,609

During the six months ended May 31, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. During the six months ended May 31, 2019, there were no Level 3 investments.

29

Notes to financial statements

Delaware Small Cap Core Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended	Year ended
	5/31/19	11/30/18
Shares sold:
Class A	2,089,401	4,906,025
Class C	500,888	2,466,280
Class R	130,685	380,376
Institutional Class	41,501,783	81,160,139
Class R6	10,531,217	19,845,721

Shares issued upon reinvestment of dividends and distributions:
Class A	1,278,296	1,011,807
Class C	945,352	592,386
Class R	138,973	111,309
Institutional Class	12,750,523	5,714,837
Class R6	1,809,532	163,636

	71,676,650	116,352,516

Shares redeemed:
Class A	(2,942,922)	(6,460,395)
Class C	(1,632,541)	(1,805,769)
Class R	(176,462)	(598,874)
Institutional Class	(32,194,502)	(32,589,388)
Class R6	(2,846,113)	(5,048,255)

	(39,792,540)	(46,502,681)

Net increase	31,884,110	69,849,835

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and on the “Statements of changes in net assets.” For the six months ended May 31, 2019 and the year ended Nov. 30, 2018, the Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions

			Institutional		Institutional
	Class A	Class C	Class	Class A	Class	Class R6
	Shares	Shares	Shares	Shares	Shares	Shares	Value

Six months ended 5/31/19	10,690	3,027	—	1,154	11,919	—	$289,167
Year ended 11/30/18	18,792	14,031	153,738	10,080	20,821	153,562	4,907,742

30

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $220,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 4, 2019.

The Fund had no amounts outstanding as of May 31, 2019, or at any time during the period then ended.

6. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations; commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the

31

Notes to financial statements

Delaware Small Cap Core Fund

6. Securities Lending (continued)

collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended May 31, 2019, the Fund had no securities out on loan.

7. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2019. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2019, there were no Rule 144A securities held by the Fund. Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

32

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In August 2018, the FASB issued an ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2019, that would require recognition or disclosure in the Fund’s financial statements.

33

About the organization

Board of trustees

Shawn K. Lytle	Ann D. Borowiec	Lucinda S. Landreth	Thomas K. Whitford

President and

Chief Executive Officer

Delaware Funds®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Stonebrook Capital	Philadelphia, PA
Management, LLC
Jersey City, NJ

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Small Cap Core Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q or Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

34

Semiannual report

US equity mutual fund

Delaware Small Cap Value Fund

May 31, 2019

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Small Cap Value Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions
•	View statements and tax forms
•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P.

(DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of May 31, 2019, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2019 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from December 1, 2018 to May 31, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2018 to May 31, 2019.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from December 1, 2018 to May 31, 2019 (Unaudited)

Delaware Small Cap Value Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/18	Ending Account Value 5/31/19	Annualized Expense Ratio	Expenses Paid During Period 12/1/18 to 5/31/19*
Actual Fund return†
Class A	$1,000.00	$956.40	1.16%	$5.66
Class C	1,000.00	952.90	1.91%	9.30
Class R	1,000.00	955.20	1.41%	6.87
Institutional Class	1,000.00	957.60	0.91%	4.44
Class R6	1,000.00	958.40	0.72%	3.52

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.15	1.16%	$5.84
Class C	1,000.00	1,015.41	1.91%	9.60
Class R	1,000.00	1,017.90	1.41%	7.09
Institutional Class	1,000.00	1,020.39	0.91%	4.58
Class R6	1,000.00	1,021.34	0.72%	3.63

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies in which it invests (Underlying Funds), including business development corporations and exchange-traded funds. The table above does not reflect the expenses of the Underlying Fund.

2

Security type / sector allocation and top 10 equity holdings

Delaware Small Cap Value Fund	As of May 31, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock²	96.77%
Basic Industry	5.67%
Business Services	0.82%
Capital Spending	8.38%
Consumer Cyclical	3.56%
Consumer Services	9.67%
Consumer Staples	3.40%
Energy	4.86%
Financial Services	29.01%
Healthcare	3.59%
Real Estate Investment Trusts	9.09%
Technology	12.00%
Transportation	1.88%
Utilities	4.84%
Short-Term Investments	2.97%
Total Value of Securities	99.74%
Receivables and Other Assets Net of Liabilities	0.26%
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s prospectus and statement of additional information, the Financial Services sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940). The Financial Services sector consisted of banks, diversified financial services, insurance, and investment companies. As of May 31, 2019, such amounts, as a percentage of total net assets were 21.15%, 2.53%, 4.65%, and 0.68%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Financial Services sector for financial reporting purposes may exceed 25%.

3

Security type / sector allocation and top 10 equity holdings

Delaware Small Cap Value Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
East West Bancorp	2.48%
MasTec	2.46%
ITT	1.98%
Hancock Whitney	1.89%
Selective Insurance Group	1.88%
Synopsys	1.72%
Stifel Financial	1.69%
Meritage Homes	1.66%
Webster Financial	1.63%
Outfront Media	1.56%

4

Schedule of investments

Delaware Small Cap Value Fund	May 31, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 96.77%²

Basic Industry – 5.67%
Berry Global Group †	1,237,410	$58,183,018
Ferro Corp †	1,335,716	18,085,595
HB Fuller	905,100	35,688,093
Louisiana-Pacific	1,418,200	32,363,324
Olin	2,793,400	54,778,574
Trinseo	465,900	17,163,756

		216,262,360

Business Services – 0.82%
Deluxe	409,800	15,244,560
WESCO International †	343,300	16,076,739

		31,321,299

Capital Spending – 8.38%
Altra Industrial Motion	1,351,843	42,407,315
Atkore International Group †	1,415,700	33,113,223
H&E Equipment Services	1,053,800	25,617,878
ITT	1,309,200	75,436,104
MasTec †	2,015,559	93,703,338
Primoris Services	1,282,400	23,390,976
Rexnord †	976,400	25,689,084

		319,357,918

Consumer Cyclical – 3.56%
Barnes Group	689,000	35,635,080
Knoll	1,304,969	25,629,591
Meritage Homes †	1,260,100	63,131,010
Standard Motor Products	270,240	11,452,771

		135,848,452

Consumer Services – 9.67%
Asbury Automotive Group †	287,300	21,314,787
Cable One	34,300	38,314,815
Caleres	944,800	17,818,928
Cheesecake Factory	599,600	25,932,700
Choice Hotels International	606,400	49,900,656
Cinemark Holdings	982,431	37,322,554
Cracker Barrel Old Country Store	183,200	28,778,888
International Speedway Class A	363,900	16,288,164
Meredith	447,218	23,152,476
Steven Madden	873,725	26,438,919
Texas Roadhouse	424,900	21,780,374
UniFirst	258,200	40,996,996
Wolverine World Wide	729,600	20,385,024

		368,425,281

5

Schedule of investments

Delaware Small Cap Value Fund

	Number of shares	Value (US $)
Common Stock² (continued)

Consumer Staples – 3.40%
Core-Mark Holding	625,500	$23,068,440
J&J Snack Foods	228,600	36,770,310
Performance Food Group †	644,754	25,371,070
Scotts Miracle-Gro	335,000	29,992,550
Spectrum Brands Holdings	274,600	14,463,182

		129,665,552

Energy – 4.86%
Delek US Holdings	1,070,800	32,777,188
Dril-Quip †	467,400	19,280,250
Ensco Rowan Class A	1,589,937	13,307,773
Helix Energy Solutions Group †	2,984,900	20,177,924
KLX Energy Services Holdings †	190,360	3,750,092
Oasis Petroleum †	3,694,800	19,212,960
Patterson-UTI Energy	2,958,100	31,444,603
SM Energy	2,274,100	26,447,783
Whiting Petroleum †	1,018,575	18,721,409

		185,119,982

Financial Services – 29.01%
American Equity Investment Life Holding	1,655,700	46,872,867
Bank of NT Butterfield & Son	567,700	18,745,454
Boston Private Financial Holdings	151,436	1,552,219
Community Bank System	582,700	36,016,687
East West Bancorp	2,212,823	94,531,798
First Financial Bancorp	1,851,700	41,329,944
First Hawaiian	1,754,800	43,676,972
First Interstate BancSystem Class A	942,500	34,787,675
First Midwest Bancorp	1,940,600	37,822,294
FNB	4,845,700	53,302,700
Great Western Bancorp	1,554,950	48,312,297
Hancock Whitney	1,893,100	71,899,938
Hanover Insurance Group	481,500	58,820,040
Legg Mason	847,300	30,180,826
Main Street Capital (BDC)	656,100	26,007,804
NBT Bancorp	939,000	33,757,050
Prosperity Bancshares	569,500	36,909,295
S&T Bancorp	673,456	25,389,291
Selective Insurance Group	1,000,332	71,673,788
Stifel Financial	1,203,500	64,543,705
Umpqua Holdings	3,012,800	48,114,416
Valley National Bancorp	4,657,000	45,731,740
Webster Financial	1,400,400	62,009,712

6

	Number of shares	Value (US $)
Common Stock² (continued)

Financial Services (continued)
WesBanco	910,000	$32,332,300
Western Alliance Bancorp †	1,006,700	41,425,705

		1,105,746,517

Healthcare – 3.59%
Avanos Medical †	814,800	30,701,664
Catalent †	712,800	32,432,400
Service Corp. International	676,900	29,695,603
STERIS	329,480	44,044,886

		136,874,553

Real Estate Investment Trusts – 9.09%
Brandywine Realty Trust	3,159,037	47,733,049
Healthcare Realty Trust	109,200	3,520,608
Highwoods Properties	964,900	42,320,514
Lexington Realty Trust	3,547,100	32,526,907
Life Storage	373,900	35,999,092
Outfront Media	2,412,900	59,477,985
RPT Realty	2,096,702	25,516,863
Spirit Realty Capital	866,200	36,952,092
Summit Hotel Properties	2,433,000	27,809,190
Washington Real Estate Investment Trust	1,308,900	34,829,829

		346,686,129

Technology – 12.00%
Cirrus Logic †	515,100	19,249,287
Coherent †	147,400	16,218,422
CommScope Holding †	1,119,648	18,082,315
Flex †	2,764,600	24,715,524
MaxLinear †	867,600	18,367,092
NCR †	1,113,759	34,081,025
NetScout Systems †	867,806	21,269,925
ON Semiconductor †	2,179,300	38,704,368
Synopsys †	563,200	65,579,008
Tech Data †	488,919	44,320,507
Teradyne	1,344,900	56,674,086
Tower Semiconductor †	1,546,800	23,047,320
TTM Technologies †	2,147,702	18,319,898
Viavi Solutions †	1,914,800	23,073,340
Vishay Intertechnology	2,344,400	35,728,656

		457,430,773

Transportation – 1.88%
Kirby †	258,400	19,994,992

7

Schedule of investments

Delaware Small Cap Value Fund

	Number of shares	Value (US $)
Common Stock² (continued)

Transportation (continued)
Saia †	333,750	$19,691,250
Werner Enterprises	1,150,700	32,081,516

		71,767,758

Utilities – 4.84%
ALLETE	440,200	36,047,978
Black Hills	723,900	55,161,180
El Paso Electric	668,900	38,929,980
Southwest Gas Holdings	636,800	54,217,152

		184,356,290

Total Common Stock (cost $3,092,312,346)		3,688,862,864

Short-Term Investments – 2.97%

Money Market Mutual Funds – 2.97%
BlackRock FedFund - Institutional Shares (seven-day effective yield 2.30%)	22,657,517	22,648,332
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 2.27%)	22,657,516	22,648,284
GS Financial Square Government Fund - Institutional Shares (seven-day effective yield 2.30%)	22,657,516	22,648,304
Morgan Stanley Government Portfolio - Institutional Share Class (seven-day effective yield 2.29%)	22,657,516	22,648,362
State Street Institutional US Government Money Market Fund - Investor Class (seven-day effective yield 2.24%)	22,657,516	22,648,082

Total Short-Term Investments (cost $113,241,364)		113,241,364

Total Value of Securities – 99.74% (cost $3,205,553,710)		3,802,104,228

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

†	Non-income producing security.

Summary of abbreviations:

BDC – Business Development Corporation

GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

8

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Statement of assets and liabilities

Delaware Small Cap Value Fund	May 31, 2019 (Unaudited)

Assets:
Investments, at value[1]	$3,802,104,228
Cash	219,243
Receivable for fund shares sold	16,812,823
Dividends and interest receivable	10,805,774
Receivable for securities sold	4,939,646

Total assets	3,834,881,714

Liabilities:
Payable for fund shares redeemed	13,217,117
Payable for securities purchased	5,732,567
Investment management fees payable to affiliates	2,227,514
Dividend disbursing and transfer agent fees and expenses payable	1,261,889
Other accrued expenses	225,896
Distribution fees payable to affiliates	224,242
Dividend disbursing and transfer agent fees and expenses payable to affiliates	33,830
Trustees’ fees and expenses payable to affiliates	32,922
Accounting and administration expenses payable to affiliates	13,290
Legal fees payable to affiliates	5,884
Reports and statements to shareholders expenses payable to affiliates	3,781

Total liabilities	22,978,932

Total Net Assets	$3,811,902,782

Net Assets Consist of:
Paid-in capital	$3,140,319,391
Total distributable earnings (loss)	671,583,391

Total Net Assets	$3,811,902,782

10

Net Asset Value
Class A:
Net assets	$608,757,267
Shares of beneficial interest outstanding, unlimited authorization, no par	11,233,483
Net asset value per share	$54.19
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$57.50

Class C:
Net assets	$68,032,733
Shares of beneficial interest outstanding, unlimited authorization, no par	1,541,892
Net asset value per share	$44.12

Class R:
Net assets	$52,147,069
Shares of beneficial interest outstanding, unlimited authorization, no par	994,323
Net asset value per share	$52.44

Institutional Class:
Net assets	$2,644,945,325
Shares of beneficial interest outstanding, unlimited authorization, no par	46,093,372
Net asset value per share	$57.38

Class R6:
Net assets	$438,020,388
Shares of beneficial interest outstanding, unlimited authorization, no par	7,625,445
Net asset value per share	$57.44

[1] Investments, at cost	$3,205,553,710

See accompanying notes, which are an integral part of the financial statements.

11

Statement of operations

Delaware Small Cap Value Fund	Six months ended May 31, 2019 (Unaudited)

Investment Income:
Dividends	$41,777,616
Interest	415,646

42,193,262

Expenses:
Management fees	12,711,323
Dividend disbursing and transfer agent fees and expenses	3,563,151
Distribution expenses – Class A	813,511
Distribution expenses – Class C	363,366
Distribution expenses – Class R	145,281
Accounting and administration expenses	371,568
Reports and statements to shareholders expenses	197,920
Trustees’ fees and expenses	118,459
Legal fees	104,028
Registration fees	83,076
Custodian fees	54,050
Audit and tax fees	17,986
Other	69,467

18,613,186
Less expenses paid indirectly	(6,921)

Total operating expenses	18,606,265

Net Investment Income	23,586,997

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	78,536,770
Net change in unrealized appreciation (depreciation) of investments	(276,778,522)

Net Realized and Unrealized Loss	(198,241,752)

Net Decrease in Net Assets Resulting from Operations	$(174,654,755)

See accompanying notes, which are an integral part of the financial statements.

12

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Statements of changes in net assets

Delaware Small Cap Value Fund

	Six months ended 5/31/19 (Unaudited)	Year ended 11/30/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$23,586,997	$33,357,980
Net realized gain	78,536,770	244,545,395
Net change in unrealized appreciation (depreciation)	(276,778,522)	(552,002,875)

Net decrease in net assets resulting from operations	(174,654,755)	(274,099,500)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(48,159,678)	(11,503,582)
Class C	(5,793,001)	(1,165,335)
Class R	(4,426,662)	(951,441)
Institutional Class	(192,050,571)	(47,820,037)
Class R6	(29,190,659)	(3,498,224)

	(279,620,571)	(64,938,619)

Capital Share Transactions:
Proceeds from shares sold:
Class A	65,679,479	164,517,883
Class C	8,251,010	14,056,663
Class R	5,675,847	16,145,594
Institutional Class	453,468,042	735,000,602
Class R6	112,077,150	285,889,067

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	47,116,404	11,370,015
Class C	5,707,402	1,146,823
Class R	4,426,273	951,281
Institutional Class	186,340,898	47,031,805
Class R6	28,524,928	3,491,535

	917,267,433	1,279,601,268

14

	Six months ended 5/31/19 (Unaudited)	Year ended 11/30/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(161,577,644)	$(257,975,480)
Class C	(11,689,148)	(39,418,359)
Class R	(13,734,257)	(32,694,944)
Institutional Class	(409,819,751)	(1,092,309,296)
Class R6	(51,159,318)	(71,544,371)

	(647,980,118)	(1,493,942,450)

Increase (Decrease) in net assets derived from capital share transactions	269,287,315	(214,341,182)

Net Decrease in Net Assets	(184,988,011)	(553,379,301)

Net Assets:
Beginning of period	3,996,890,793	4,550,270,094

End of period	$3,811,902,782	$3,996,890,793

See accompanying notes, which are an integral part of the financial statements.

15

Financial highlights

Delaware Small Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended 5/31/19[1]	Year ended
(Unaudited)	11/30/18	11/30/17	11/30/16	11/30/15	11/30/14
$61.81	$67.13	$58.16	$52.55	$54.87	$52.37

0.28	0.37	0.34	0.28	0.32	0.15
(3.52)	(4.81)	8.94	8.55	0.16	3.51

(3.24)	(4.44)	9.28	8.83	0.48	3.66

(0.42)	(0.27)	(0.31)	(0.32)	(0.18)	(0.06)
(3.96)	(0.61)	—	(2.90)	(2.62)	(1.10)

(4.38)	(0.88)	(0.31)	(3.22)	(2.80)	(1.16)

$54.19	$61.81	$67.13	$58.16	$52.55	$54.87

(4.36% )	(6.70% )	16.01%	18.47%	0.90%	7.12%

$608,757	$733,864	$881,709	$870,158	$794,664	$775,076
1.16%	1.15%	1.18%	1.24%	1.22%	1.22%
1.00%	0.56%	0.55%	0.57%	0.62%	0.27%
9%	18%	15%	19%	20%	17%

17

Financial highlights

Delaware Small Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income (loss) to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended 5/31/19[1]	Year ended
(Unaudited)	11/30/18	11/30/17	11/30/16	11/30/15	11/30/14
$50.96	$55.65	$48.34	$44.24	$46.79	$45.11

0.06	(0.10)	(0.10)	(0.07)	(0.06)	(0.22)
(2.94)	(3.98)	7.43	7.09	0.13	3.00

(2.88)	(4.08)	7.33	7.02	0.07	2.78

—	—	(0.02)	(0.02)	—	—
(3.96)	(0.61)	—	(2.90)	(2.62)	(1.10)

(3.96)	(0.61)	(0.02)	(2.92)	(2.62)	(1.10)

$44.12	$50.96	$55.65	$48.34	$44.24	$46.79

(4.71% )	(7.41% )	15.17%	17.58%	0.14%	6.30%

$68,033	$74,828	$105,757	$107,104	$108,890	$109,368
1.91%	1.90%	1.93%	1.99%	1.97%	1.97%
0.25%	(0.19% )	(0.20% )	(0.18% )	(0.13% )	(0.48% )
9%	18%	15%	19%	20%	17%

19

Financial highlights

Delaware Small Cap Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended 5/31/19[1]	Year ended
(Unaudited)	11/30/18	11/30/17	11/30/16	11/30/15	11/30/14
$59.86	$65.05	$56.40	$51.05	$53.39	$51.06

0.21	0.20	0.18	0.15	0.19	0.01
(3.41)	(4.66)	8.66	8.30	0.14	3.42

(3.20)	(4.46)	8.84	8.45	0.33	3.43

(0.26)	(0.12)	(0.19)	(0.20)	(0.05)	—
(3.96)	(0.61)	—	(2.90)	(2.62)	(1.10)

(4.22)	(0.73)	(0.19)	(3.10)	(2.67)	(1.10)

$52.44	$59.86	$65.05	$56.40	$51.05	$53.39

(4.48% )	(6.92% )	15.71%	18.19%	0.63%	6.85%

$52,147	$62,791	$84,131	$83,557	$81,187	$82,577
1.41%	1.40%	1.43%	1.49%	1.47%	1.47%
0.75%	0.31%	0.30%	0.32%	0.37%	0.02%
9%	18%	15%	19%	20%	17%

21

Financial highlights

Delaware Small Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended 5/31/19[1]	Year ended
(Unaudited)	11/30/18	11/30/17	11/30/16	11/30/15	11/30/14

$65.29	$70.83	$61.32	$55.23	$57.52	$54.83

0.37	0.57	0.52	0.42	0.48	0.29
(3.71)	(5.08)	9.42	9.02	0.16	3.67

(3.34)	(4.51)	9.94	9.44	0.64	3.96

(0.61)	(0.42)	(0.43)	(0.45)	(0.31)	(0.17)
(3.96)	(0.61)	—	(2.90)	(2.62)	(1.10)

(4.57)	(1.03)	(0.43)	(3.35)	(2.93)	(1.27)

$57.38	$65.29	$70.83	$61.32	$55.23	$57.52

(4.24% )	(6.46% )	16.30%	18.77%	1.15%	7.38%

$2,644,945	$2,731,344	$3,270,954	$2,166,172	$1,969,355	$1,768,420
0.91%	0.90%	0.93%	0.99%	0.97%	0.97%
1.25%	0.81%	0.80%	0.82%	0.87%	0.52%
9%	18%	15%	19%	20%	17%

23

Financial highlights

Delaware Small Cap Value Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]	Portfolio turnover is representative of the Fund for the entire year ended Nov. 30, 2016.

See accompanying notes, which are an integral part of the financial statements.

24

Six months ended 5/31/19[1]	Year ended		5/2/16[2] to
(Unaudited)	11/30/18	11/30/17	11/30/16

$65.41	$ 70.95	$ 61.38	$51.46

0.43	0.69	0.65	0.32
(3.74)	(5.08)	9.43	9.60

(3.31)	(4.39)	10.08	9.92

(0.70)	(0.54)	(0.51)	—
(3.96)	(0.61)	—	—

(4.66)	(1.15)	(0.51)	—

$57.44	$ 65.41	$ 70.95	$61.38

(4.16% )	(6.29% )	16.52%	19.28%

$438,021	$394,064	$207,719	$ 4,187
0.72%	0.72%	0.75%	0.77%
1.44%	0.99%	0.98%	0.96%
9%	18%	15%	19% [5]

25

Notes to financial statements
Delaware Small Cap Value Fund	May 31, 2019 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Wealth Builder Fund, Delaware Small Cap Core Fund, and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Value Fund (Fund). The Fund is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

The investment objective of the Fund is to seek capital appreciation.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the

26

current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended May 31, 2019 and for all open tax years (years ended Nov. 30, 2016–Nov. 30, 2018), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended May 31, 2019, the Fund did not incur any interest or tax penalties. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares are not allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or financial intermediaries.

Underlying Funds – The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Fund invests include business development corporations (BDC) and ETFs. The Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.

Repurchase Agreements – The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At May 31, 2019, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and

27

Notes to financial statements

Delaware Small Cap Value Fund

1. Significant Accounting Policies (continued)

pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2019, the Fund earned $6,006 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2019, the Fund earned $915 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended May 31, 2019, the Fund was charged $76,230 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2019, the Fund was charged $194,838 for these services.

28

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Subtransfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended May 31, 2019, the Fund was charged $57,186 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended May 31, 2019, DDLP earned $16,920 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2019, DDLP received gross CDSC commissions of $9,258 and $2,287 on redemption of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the Underlying Fund. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Fund and the amount of shares that are owned of the Underlying Fund at different times.

29

Notes to financial statements

Delaware Small Cap Value Fund

3. Investments

For the six months ended May 31, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$337,049,152
Sales	406,660,201

At May 31, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2019, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$3,205,553,710

Aggregate unrealized appreciation of investments	$859,487,187
Aggregate unrealized depreciation of investments	(262,936,669)

Net unrealized appreciation of investments	$596,550,518

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any

30

restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2019:

Level 1
Securities
Assets:
Common Stock	$3,688,862,864
Short-Term Investments	113,241,364

Total Value of Securities	$3,802,104,228

During the six months ended May 31, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended May 31, 2019, there were no Level 3 investments.

31

Notes to financial statements

Delaware Small Cap Value Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 5/31/19	Year ended 11/30/18
Shares sold:
Class A	1,186,495	2,478,313
Class C	186,031	256,541
Class R	104,404	251,704
Institutional Class	7,602,869	10,515,739
Class R6	1,897,932	4,075,356

Shares issued upon reinvestment of dividends and distributions:
Class A	977,925	171,779
Class C	145,005	20,871
Class R	94,821	14,806
Institutional Class	3,655,893	674,291
Class R6	559,532	50,051

	16,410,907	18,509,451

Shares redeemed:
Class A	(2,803,635)	(3,912,064)
Class C	(257,422)	(709,620)
Class R	(253,841)	(510,815)
Institutional Class	(7,000,917)	(15,532,652)
Class R6	(856,721)	(1,028,271)

	(11,172,536)	(21,693,422)

Net increase (decrease)	5,238,371	(3,183,971)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended May 31, 2019, and the year ended Nov. 30, 2018, the Fund had the following exchange transactions:

		Exchange Redemptions			Exchange Subscriptions
			Institutional			Institutional
	Class A	Class C	Class	Class R6	Class A	Class	Class R6
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Value
Six months ended 05/31/19	1,329	1,106	61	5,490	879	6,774	61	$464,918
Year ended 11/30/18	41,984	70,004	574,181	6,184	52,297	51,349	573,522	48,981,556

32

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $220,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 4, 2019.

The Fund had no amounts outstanding as of May 31, 2019, or at any time during the period then ended.

6. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations, commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

33

Notes to financial statements

Delaware Small Cap Value Fund

6. Securities Lending (continued)

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent, and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended May 31, 2019, the Fund had no securities out on loan.

7. Credit and Market Risk

The Fund invests in growth stocks (such as those in the financial services sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2019. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for

34

purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2019, there were no Rule 144A securities held by the Fund. Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2019, that would require recognition or disclosure in the Fund’s financial statements.

35

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

Jersey City, NJ

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers
David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Small Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q or Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

36

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 180 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the semiannual period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® EQUITY FUNDS V

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 5, 2019

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 5, 2019